As filed with the U.S. Securities and Exchange Commission on September 3, 2025

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

646-206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated September 3, 2025

The information in this Prospectus is not complete and may be changed. Themes ETF Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THEMES ETF TRUST

PROSPECTUS

__________ __, 2025

[ ]	Leverage Shares 2x Capped Accelerated APP Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated GEMI Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BBAI Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated HIMS Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BLSH Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated HOOD Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BMNR Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated LLY Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BULL Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated QBTS Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated CRCL Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated RGTI Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated CRWV Monthly ETF	[ ]	Leverage Shares 2x Capped Accelerated SBET Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated FIG Monthly ETF

Each of the above is listed on [       ]

This prospectus relates to the Funds listed above (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) the Accelerated Return, which is based on the upside share price return of an underlying security (the “Underlying Stock”) and is subject to the Approximate Cap, and (2) approximately the same downside performance of the Underlying Stock. Please see below for the definitions of key terms.

●	Outcome Period: A full calendar month (e.g., January 1-January 31)

●	Accelerated Return: Approximately twice the share price increase experienced by the Underlying Stock over the Outcome Period

●	Approximate Cap: The approximate upside limit on the Accelerated Return during the Outcome Period, which will reset at the start of each Outcome Period

The Funds have characteristics unlike many investment products and may not be appropriate for all investors. The Outcomes sought by the Funds’ strategies are not guaranteed.

●	The Accelerated Return and the Approximate Cap may not operate as anticipated, and investors may lose some or all of their money.

●	The Funds do not provide a buffer against losses experienced by the Underlying Stock. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Funds seek to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. An investment in the Funds is appropriate only for investors willing to bear those losses.

●	The Outcomes apply only to Fund shares that are held for an entire Outcome Period. An investor who buys Fund shares after the start of an Outcome Period or who sells shares before the end of an Outcome Period may not fully realize the Accelerated Return and may be exposed to greater losses than that of the Underlying Stock. An investment in the Funds is appropriate only for investors willing to bear those losses.

●	The Approximate Cap is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. Fees and any expenses will reduce the Approximate Cap amount for Fund shareholders for an Outcome Period.

●	The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period.

●	Visit each Fund’s page on https://leverageshares.com/us/.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Funds, including the remaining Approximate Cap.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

SUMMARY SECTIONS	1
Leverage Shares 2x Capped Accelerated APP Monthly ETF	1
Leverage Shares 2x Capped Accelerated BBAI Monthly ETF	13
Leverage Shares 2x Capped Accelerated BLSH Monthly ETF	25
Leverage Shares 2x Capped Accelerated BMNR Monthly ETF	37
Leverage Shares 2x Capped Accelerated BULL Monthly ETF	50
Leverage Shares 2x Capped Accelerated CRCL Monthly ETF	63
Leverage Shares 2x Capped Accelerated CRWV Monthly ETF	76
Leverage Shares 2x Capped Accelerated FIG Monthly ETF	89
Leverage Shares 2x Capped Accelerated GEMI Monthly ETF	101
Leverage Shares 2x Capped Accelerated HIMS Monthly ETF	115
Leverage Shares 2x Capped Accelerated HOOD Monthly ETF	127
Leverage Shares 2x Capped Accelerated LLY Monthly ETF	139
Leverage Shares 2x Capped Accelerated QBTS Monthly ETF	151
Leverage Shares 2x Capped Accelerated RGTI Monthly ETF	163
Leverage Shares 2x Capped Accelerated SBET Monthly ETF	176
ADDITIONAL INFORMATION ABOUT THE FUNDS	188
PORTFOLIO HOLDINGS INFORMATION	203
MANAGEMENT	203
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES	205
ADDITIONAL TAX INFORMATION	207
DISTRIBUTION	210
PREMIUM/DISCOUNT INFORMATION	210
FINANCIAL HIGHLIGHTS	211

i

SUMMARY SECTIONS

Leverage Shares 2x Capped Accelerated APP Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated APP Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Applovin Corporation (“APP” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Applovin Corporation (NASDAQ: APP) (“APP” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of [0.__]% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to APP. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Applovin Corporation

Applovin Corporation (“Applovin”) provides end-to-end artificial intelligence-powered (AI) advertising solutions for businesses to reach, monetize and grow their global audience. Applovin also has a globally diversified portfolio of apps, free-to-play mobile games that it operates through its owned or partner studios. The common stock of Applovin (APP) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Applovin pursuant to the Exchange Act can be located by reference to the SEC file number 333-261377 through the SEC’s website at www.sec.gov. In addition, information regarding APP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of APP or other securities of Applovin. The Fund has derived all disclosures contained in this document regarding Applovin from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates make any representation that such publicly available documents or any other publicly available information regarding Applovin is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of APP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Applovin could affect the value of the Fund’s investments with respect to APP and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Applovin is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Applovin is assigned). As of the date of this prospectus, Applovin is assigned to the software industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Applovin) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Applovin is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. APP performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of APP.

Indirect Investment Risk. Applovin is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of APP and make no representation as to the performance of APP. Investing in the Fund is not equivalent to investing in APP. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to APP.

Artificial Intelligence Risk. Companies engaged in artificial intelligence (“AI”) and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry or sector. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Concentration Risk. The Fund will be concentrated in the industry to which Applovin is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Applovin is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Applovin is assigned to the computer programming industry.

Software Industry Risks. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated BBAI Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated BBAI Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of BigBear.ai Holdings Inc. (“BBAI” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of BigBear.ai Holdings Inc. (NYSE: BBAI) (“BBAI” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ] through [       ], the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of [       ]% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page on [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to BBAI. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

BigBear.AI Holdings Inc.

BigBear.ai Holdings Inc. (“BigBear.ai”) provides artificial intelligence-powered decision intelligence solutions. The company offers national security, supply chain management, and digital identity and biometrics solutions. It also provides data ingestion, data enrichment, data processing, artificial intelligence, machine learning, predictive analytics, and predictive visualization solutions and services. The common stock of BigBear.ai (BBAI) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by BigBear.ai pursuant to the Exchange Act can be located by reference to the SEC file number 001-40031 through the SEC’s website at www.sec.gov. In addition, information regarding BigBear.ai may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of BBAI or other securities of BigBear.ai. The Fund has derived all disclosures contained in this document regarding BigBear.ai from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BigBear.ai is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BBAI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BigBear.ai could affect the value of the Fund’s investments with respect to BBAI and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which BigBear.ai is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which BigBear.ai is assigned). As of the date of this prospectus, BigBear.AI is assigned to the software and services industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (BigBear.ai) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, BigBear.ai faces risks associated with a significant portion of its business being dependent on sales to the public/government sector, including the risk that it may not receive or maintain government contracts or may not receive the full benefit of such contracts; the U.S. government’s budget deficit and the national debt, as well as any inability of the U.S. government to complete its budget process for any government fiscal year and consequently having to shut down or operate on funding levels equivalent to its prior fiscal year; the company’s limited operating history makes it difficult to evaluate BigBear.ai’s current and future business prospects and future results of operations; BigBear.ai’s ability to sustain its revenue growth in the future; and sales efforts involve considerable time and expense and BigBear.ai’s sales cycle is often long and unpredictable.

Indirect Investment Risk. BigBear.ai is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of BBAI and make no representation as to the performance of BBAI. Investing in the Fund is not equivalent to investing in BBAI. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BBAI.

Artificial Intelligence Risk. Companies engaged in artificial intelligence (“AI”) and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry or sector. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Concentration Risk. The Fund will be concentrated in the industry to which BigBear.ai is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which BigBear.AI is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, BigBear.AI is assigned to the software and services industry.

Software and Services Industry Risk. The risks of investments in the software and services industry include: the software and services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software and services industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Software companies may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated BLSH Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated BLSH Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Bullish (“BLSH” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Bullish (NYSE: BLSH) (“BLSH” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ] through [       ], the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of [       ]% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page on [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to BLSH. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Bullish

Bullish is an institutionally focused global digital asset platform focused on providing market infrastructure and information services. BLSH provides a range of services including engineering and development, cybersecurity, sales and relationship management, custody operations (which include coordinating with BLSH’s third-party custody service providers for the administration of digital assets in custodial wallets), and technology operations services as well as shared group support services such as marketing, finance, human resources, legal and compliance, and risk management. In addition, through its acquisition of CoinDesk in 2023, BLSH expanded its product offerings to provide insights, news, data, indices and analysis to the digital assets industry. BLSH is a Cayman Islands exempted company that acts as a holding company with operations primarily conducted through its subsidiaries in the Cayman Islands, Hong Kong, the United States, Singapore, the United Kingdom, Germany, and Gibraltar. The common stock of Bullish (BLSH) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Bullish pursuant to the Exchange Act can be located by reference to the SEC file number [001-       ] through the SEC’s website at www.sec.gov. In addition, information regarding Bullish may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of BLSH or other securities of Bullish. The Fund has derived all disclosures contained in this document regarding Bullish from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Bullish is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BLSH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bullish could affect the value of the Fund’s investments with respect to Bullish and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Bullish is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Bullish is assigned). As of the date of this prospectus, Bullish is assigned to capital markets industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Bullish) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Bullish faces risks associated with the evolving and increasing regulatory nature and substantial market volatility of the digital assets industry, including its ability to provide accurate and reliable information services and proprietary data products, its ability operate a reliable and quality trading platform for digital assets; the ability to establish and expand our customer base across various businesses, and its ability to anticipate and adapt to changing market conditions, including technological developments and changes in the competitive landscape; the company may not be able to adapt quickly or effectively to changes in the fast-evolving digital assets industry and regulatory environment; the company operates in a highly competitive industry and it competes against unregulated and less regulated companies, entities and platforms; the company’s ownership and operation of CoinDesk, a leading online news publication and data provider in the digital asset industry, presents a number of significant risks, including those arising from perceived or actual conflicts of interest; and the company’s operating expenses are expected to increase in the foreseeable future and may not be able to achieve, maintain or grow profitability or positive cash flow from operations on a consistent basis, if at all.

Indirect Investment Risk. Bullish is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of BLSH and make no representation as to the performance of BLSH. Investing in the Fund is not equivalent to investing in BLSH. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BLSH.

Digital Assets Risk. The Fund is subject to the digital assets risk due to its investment exposure to BLSH. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the Shares. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a Bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the Bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, Bitcoin may not function as intended and parties may be unwilling to use Bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin Network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Bitcoin Network, which may stymie the Bitcoin Network’s utility and ability to grow and face challenges. There also is a lack of consensus regarding the regulation of Bitcoin and other digital assets and its market and regulations vary across the jurisdiction in which Bullish operates.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Concentration Risk. The Fund will be concentrated in the industry to which Bullish is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Bullish is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Bullish is assigned to the capital markets industry.

Capital Markets Industry Risk. Investing in companies in the capital markets industry may expose the Fund to specific risks related to companies operating in this industry. These companies are sensitive to economic cycles and market volatility, which can significantly impact trading volumes, transaction-based revenue, and demand for financial data services. Market downturns or reduced trading activity can adversely affect revenues for companies within this industry, leading to fluctuations in their stock prices and, consequently, in the Fund’s performance. Interest rate fluctuations directly impact companies in the capital markets industry, as changes affect loan rates, investment returns and the cost of capital. Rising interest rates can increase financing costs and impact valuation models, while inflationary pressures could erode profit margins and reduce investor demand for certain products. A sustained increase in interest rates may also decrease borrowing and investing activity among clients, affecting revenue streams. Furthermore, companies in this sector are often subject to extensive regulatory oversight and may face fines, sanctions, or other penalties if found non-compliant. Changes in regulatory requirements, including data privacy and trading regulations, can lead to increased compliance costs and may impact operations or profitability. Additionally, advancements in technology and competitive pressures from emerging platforms or exchanges may affect traditional business models, while cybersecurity risks pose ongoing threats to the integrity and availability of financial data services. Given these factors, investments in the capital markets industry may experience heightened volatility, and adverse developments in these areas could lead to losses for the Fund and its shareholders.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated BMNR Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated BMNR Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Bitmine Immersion Technologies, Inc. (“BMNR” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Bitmine Immersion Technologies, Inc. (NYSE: BMNR) (“BMNR” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ], 2025 and ending on [       ], 2025. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to BMNR. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Bitmine Immersion Technologies, Inc.

Bitmine Immersion Technologies, Inc. (“Bitmine”) operates as a blockchain technology company. The common stock of Bitmine (BMNR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Bitmine pursuant to the Exchange Act can be located by reference to the SEC file number 000-56220 through the SEC’s website at www.sec.gov. In addition, information regarding Bitmine may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of BMNR or other securities of Bitmine. The Fund has derived all disclosures contained in this document regarding Bitmine from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Bitmine is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMNR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bitmine could affect the value of the Fund’s investments with respect to BMNR and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Bitmine is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Bitmine is assigned). As of the date of this prospectus, Bitmine is assigned to the software industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer Specific (Bitmine) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the software industry, BMNR is subject to many risks that can negatively impact its revenue and viability including, but are not limited to supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, product liability claims, and the ability to attract, hire and retain key employees or qualified personnel. The trading price of BMNR common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of BMNR’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. BMNR is a highly dynamic company, and its operations, including its products and services, may change.

Digital Assets Risk. The Fund is subject to the digital assets risk due to its investment exposure to BMNR. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the Fund. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a Bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the Bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, Bitcoin may not function as intended and parties may be unwilling to use Bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin Network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Bitcoin Network, which may stymie the Bitcoin Network’s utility and ability to grow and face challenges.

Blockchain Risk. Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact blockchain companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on blockchain companies.

Indirect Investment Risk. Bitmine is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Bitmine and make no representation as to the performance of BMNR. Investing in the Fund is not equivalent to investing in BMNR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BMNR.

Concentration Risk. The Fund will be concentrated in the industry to which Bitmine is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Bitmine is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Bitmine is assigned to the software industry.

Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated BULL Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated BULL Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Webull Corporation (“BULL” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Webull Corporation (Nasdaq: BULL) (“BULL” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to BULL. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Webull Corporation

Webull Corporation (“Webull”) is a United States-based provider of financial technology services company. Webull Corporation is engaged in providing trading platform that integrates products and services, including trading, wealth management product distribution, market data and information, user community, and investor education. The common stock of Webull Corporation (BULL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Webull Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-42597 through the SEC’s website at www.sec.gov. In addition, information regarding Webull Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of BULL or other securities of Webull. The Fund has derived all disclosures contained in this document regarding Webull from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Webull is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BULL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Webull could affect the value of the Fund’s investments with respect to BULL and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Webull is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Webull is assigned). As of the date of this prospectus, Webull is assigned to the capital markets industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Webull) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, BULL is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. Webull operates in a heavily regulated and supervised environment. The impact interpretation, and enforcement of new rules can have major impacts on its operations. BULL has material exposure to market, credit, and liquidity risks. Webull relies on complex systems, and its inability to operate them accurately and timely could materially impact its ability to operate. BULL may be significantly affected by stock and bank trading activity, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of BULL.

Indirect Investment Risk. Webull is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of BULL and make no representation as to the performance of BULL. Investing in the Fund is not equivalent to investing in BULL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BULL.

Concentration Risk. The Fund will be concentrated in the industry to which Webull is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Webull is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Webull is assigned to the capital markets industry.

Capital Markets Industry Risk. Investing in companies in the capital markets industry may expose the Fund to specific risks related to companies operating in this industry. These companies are sensitive to economic cycles and market volatility, which can significantly impact trading volumes, transaction-based revenue, and demand for financial data services. Market downturns or reduced trading activity can adversely affect revenues for companies within this industry, leading to fluctuations in their stock prices and, consequently, in the Fund’s performance. Interest rate fluctuations directly impact companies in the capital markets industry, as changes affect loan rates, investment returns and the cost of capital. Rising interest rates can increase financing costs and impact valuation models, while inflationary pressures could erode profit margins and reduce investor demand for certain products. A sustained increase in interest rates may also decrease borrowing and investing activity among clients, affecting revenue streams. Furthermore, companies in this sector are often subject to extensive regulatory oversight and may face fines, sanctions, or other penalties if found non-compliant. Changes in regulatory requirements, including data privacy and trading regulations, can lead to increased compliance costs and may impact operations or profitability. Additionally, advancements in technology and competitive pressures from emerging platforms or exchanges may affect traditional business models, while cybersecurity risks pose ongoing threats to the integrity and availability of financial data services. Given these factors, investments in the capital markets industry may experience heightened volatility, and adverse developments in these areas could lead to losses for the Fund and its shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Financials Sector Risk. Market or economic factors could have a major effect on the value of the Fund’s investments. Financial services companies can be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Companies in the financial services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Additionally, the value of stocks and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated CRCL Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated CRCL Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Circle Internet Group, Inc. (“CRCL” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Circle Internet Group, Inc. (NYSE: CRCL) (“CRCL” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to CRCL. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Circle Internet Group, Inc.

Circle Internet Group, Inc. (“Circle Internet Group”) is a peer-to-peer payments company that serves as the issuer of stablecoins. Stablecoin assets are digital currency tokens issued natively on blockchain networks and backed by reserves consisting of highly liquid, price-stable cash and cash equivalents. The common stock of Circle Internet Group (CRCL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Circle Internet Group pursuant to the Exchange Act can be located by reference to the SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle Internet Group may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of CRCL or other securities of Circle Internet Group. The Fund has derived all disclosures contained in this document regarding Circle Internet Group from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Tesla is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which CRCL is assigned). As of the date of this prospectus, Circle Internet Group is assigned to the capital markets industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Circle Internet Group) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. CRCL faces significant risks as an issuer of stablecoins, in particular USDC, a stablecoin whose value is pegged to the U.S. dollar. Stablecoins face growing scrutiny from U.S. and global regulators due to their potential implications for financial stability, illicit finance, monetary policy and consumer protection. Changes in regulatory treatment, including legislation or enforcement actions restricting the issuance, redemption, or reserve management of stablecoins, could significantly impair CRCL’s business model and financial condition. CRCL’s ability to maintain the 1:1 backing of USDC with high-quality liquid assets, primarily U.S. Treasuries and cash, is critical to its credibility and adoption. Any perceived instability, lack of transparency or reserve shortfall could lead to rapid redemptions and reputational damage. Additionally, CRCL is exposed to operational and cybersecurity risks inherent in managing a digital financial infrastructure, as well as technology risk tied to the performance of public blockchains on which USDC circulates. As a newly listed company, CRCL may also experience heightened share price volatility, limited trading history, and reduced analyst coverage, which may contribute to price instability. The Fund’s concentrated exposure to CRCL may result in a disproportionate impact on its performance in the event of adverse developments affecting Circle or the broader stablecoin ecosystem.

Indirect Investment Risk. Circle Internet Group is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Circle Internet Group and make no representation as to the performance of CRCL. Investing in the Fund is not equivalent to investing in CRCL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CRCL.

Concentration Risk. The Fund will be concentrated in the industry to which Circle Internet Group is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Circle Internet Group is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Circle Internet Group is assigned to the capital markets industry.

Capital Markets Industry Risk. Investing in companies in the capital markets industry may expose the Fund to specific risks related to companies operating in this industry. These companies are sensitive to economic cycles and market volatility, which can significantly impact trading volumes, transaction-based revenue, and demand for financial data services. Market downturns or reduced trading activity can adversely affect revenues for companies within this industry, leading to fluctuations in their stock prices and, consequently, in the Fund’s performance. Interest rate fluctuations directly impact companies in the capital markets industry, as changes affect loan rates, investment returns and the cost of capital. Rising interest rates can increase financing costs and impact valuation models, while inflationary pressures could erode profit margins and reduce investor demand for certain products. A sustained increase in interest rates may also decrease borrowing and investing activity among clients, affecting revenue streams. Furthermore, companies in this sector are often subject to extensive regulatory oversight and may face fines, sanctions, or other penalties if found non-compliant. Changes in regulatory requirements, including data privacy and trading regulations, can lead to increased compliance costs and may impact operations or profitability. Additionally, advancements in technology and competitive pressures from emerging platforms or exchanges may affect traditional business models, while cybersecurity risks pose ongoing threats to the integrity and availability of financial data services. Given these factors, investments in the capital markets industry may experience heightened volatility, and adverse developments in these areas could lead to losses for the Fund and its shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Stablecoin Risk. The Fund will have significant exposure to stablecoins, as a result of its concentrated exposure to Circle Internet Group, an issuer of stablecoins. Although U.S. dollar- or Euro-pegged stablecoins are designed to maintain a stable value by being backed by fiat currency reserves or other liquid assets, there is no guarantee that the peg will be maintained or that the reserves will be sufficient, transparent or accessible in times of market stress. The issuer’s ability to honor redemptions on a 1:1 basis may be impaired by inadequate reserve management, limited oversight, insolvency or legal restrictions. Moreover, the stablecoin market is subject to an evolving regulatory environment. Any legislative or enforcement actions targeting stablecoin issuers, custodians or reserve assets could impact the stablecoin’s functionality, tradability or value. Even where reserves are fully collateralized, lack of independent audits, insufficient disclosures or concentration in a single custodian or asset type (e.g., short-term U.S. Treasuries) may expose investors to hidden vulnerabilities. Additionally, stablecoins are typically reliant on blockchain infrastructure and smart contracts, which may be subject to bugs, outages or cyberattacks. A failure to maintain the peg or loss of confidence in the stablecoin could result in rapid redemptions, illiquidity, and significant losses to investors. Investors should not assume that exposure to a U.S. dollar- or Euro-pegged stablecoin is equivalent to holding U.S. dollars, Euros or risk-free assets.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated CRWV Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated CRWV Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of CoreWeave, Inc. (“CRWV” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of CoreWeave, Inc. (NASDAQ: CRWV) (“CRWV” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to CRWV. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

CoreWeave, Inc.

CoreWeave, Inc. (“CoreWeave”) is a cloud infrastructure technology company. CoreWeave offers the CoreWeave Cloud Platform, which consists of software and cloud services that deliver the automation and efficiency needed to manage complex artificial intelligence (AI) infrastructure. The common stock of CoreWeave (CRWV) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by CoreWeave pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CoreWeave may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of CRWV or other securities of CoreWeave. The Fund has derived all disclosures contained in this document regarding Tesla from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning CoreWeave could affect the value of the Fund’s investments with respect to CRWV and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which CoreWeave is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which CRWV is assigned). As of the date of this prospectus, CoreWeave is assigned to the software industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (CoreWeave) Investing Risk. CoreWeave is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. CRWV’s performance may be affected by competition in the microprocessor market, reliance on third-party manufacturers, CoreWeave’s ability to new develop new products, losses of significant customers, changes in customer demand for its products, risks associated with defective products political, legal and economic risks affecting the company’s global operations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of CRWV.

Indirect Investment Risk. CoreWeave is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of CoreWeave and make no representation as to the performance of CRWV. Investing in the Fund is not equivalent to investing in CRWV. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CRWV.

Artificial Intelligence Risk. Companies engaged in artificial intelligence (“AI”) and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry or sector. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Concentration Risk. The Fund will be concentrated in the industry to which CoreWeave is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which CoreWeave is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CRWV is assigned to the software industry.

Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated FIG Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated FIG Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Figma, Inc. (“FIG” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Figma, Inc. (NYSE: FIG) (“FIG” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to FIG. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Figma, Inc.

Figma, Inc. (“Figma”) is a collaborative, cloud-based software design tool that enables teams to create, prototype, and iterate on user interfaces and experiences in real-time. It streamlines the entire design process from ideation to developer handoff, fostering seamless teamwork and consistent design systems. The common stock of Figma, Inc. (FIG) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Figma, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-10864 through the SEC’s website at www.sec.gov. In addition, information regarding Figma, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of FIG or other securities of Figma. The Fund has derived all disclosures contained in this document regarding Tesla from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Figma is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FIG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Figma could affect the value of the Fund’s investments with respect to FIG and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Figma is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which FIG is assigned). As of the date of this prospectus, Figma is assigned to the software industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Figma) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Figma faces risks associated with competition with other companies with greater financial, technical, marketing, sales, and other resources, as well as with startup companies with innovative products and novel solutions that directly compete Figma; retention and increasing adoption of its products and services by existing customers, as well as attracting new customers to grow its customer base; development of new offerings and functionality for Figma’s platform and the ability to successfully optimize existing products and services, including through integration of AI into Figma’s platform; the ability to successfully expand Figma’s business domestically and internationally; the ability to effectively expand its sales force and leverage existing sales capacity; the ability to successfully introduce and sell its platform in new markets and for new use cases; the ability to increase awareness of its brand; the ability to protect against security incidents; the ability to successfully price and package the platform in a rapidly changing software industry, including due to advancements and increasing use of AI; and the ability to successfully identify and acquire or invest in businesses, products, offerings, or technologies that Figma believes could complement or expand its platform and successfully integrate such businesses, products, offerings, or technologies into its business.

Indirect Investment Risk. Figma is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of FIG and make no representation as to the performance of FIG. Investing in the Fund is not equivalent to investing in FIG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to FIG.

Concentration Risk. The Fund will be concentrated in the industry to which Figma is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Figma is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Figma is assigned to the software industry.

Software Industry Risk. Companies that develop and implement software can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and risks associated with technology.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Artificial Intelligence Risk. Companies engaged in artificial intelligence (“AI”) and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated GEMI Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated GEMI Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Gemini Space Station, Inc. (“GEMI” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Gemini Space Station, Inc. ([ ]: GEMI) (“GEMI” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to GEMI. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Gemini Space Station, Inc.

Gemini Space Station, Inc. (“Gemini”) provides a comprehensive platform for its users to engage with the crypto economy, including a derivatives exchange, staking services, an over-the-counter (“OTC”) trading desk, institutional-grade custody, a New York Department of Financial Services (“NYDFS”)-regulated stablecoin, a U.S. credit card, and a Web3 studio for NFTs. Gemini supports a variety of crypto assets on its platform, including bitcoin, ether, and stablecoins. The common stock of Gemini (GEMI) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Gemini pursuant to the Exchange Act can be located by reference to the SEC file number [ ] through the SEC’s website at www.sec.gov. In addition, information regarding Gemini may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of GEMI or other securities of Gemini. The Fund has derived all disclosures contained in this document regarding Tesla from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Gemini is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GEMI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Gemini could affect the value of the Fund’s investments with respect to GEMI and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Tesla is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which GEMI is assigned). As of the date of this prospectus, Gemini is assigned to the [capital markets] industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Gemini) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Gemini’s may be subject to the following: potential slowing or stopping of the development or acceptance of blockchain networks and blockchain-based assets could have a material adverse effect on the successful development and adoption of Gemini’s business; The future development and growth of the digital asset industry is subject to a variety of factors that are difficult to predict and evaluate; Gemini’s operating results have and will significantly fluctuate, due to inherent volatility associated with the digital asset industry including, but not limited to, the price of digital assets, regulatory scrutiny of certain digital assets or related products and services, or changes in applicable laws; Gemini’s total revenue is substantially dependent on the volume of digital asset transactions conducted on its platform, which is in turn significantly affected by the prices of digital assets; if such prices or volumes decline, Gemini’s business, operating results, and financial condition would be adversely affected and the price of its Class A common stock could decline; net revenue is concentrated in a limited number of areas; for its digital asset exchanges, a meaningful concentration of revenue is from transactions in bitcoin, ether and solana; if revenue from these areas declines and is not replaced by new trading in other digital assets or demand for other products and services, Gemini’s business, operating results, and financial condition could be adversely affected; a significant amount of the trading volume on the platform is derived from a relatively small number of institutional market makers, and the loss of these market makers, or a reduction in their trading volume, could have an adverse effect on Gemini’s business, operating results, and financial condition; operating expenses may increase in the future; any failure to safeguard and manage Gemini’s and its users’ fiat currencies and digital assets could adversely impact its business, operating results, and financial condition; potential cyber breaches could adversely impact Gemini’s brand, reputation and operating results; Gemini’s operates in a highly competitive industry and competes against unregulated or less regulated companies; Gemini also faces competition from decentralized exchanges and decentralized autonomous organizations, which may be able to innovate faster and offer products and services that Gemini’s does not offer; Gemini’s business, operating results, and financial condition may be adversely affected if we are unable to respond to competition effectively; and Gemini’s relies on third-party service providers for certain aspects of our operations, and any interruptions in services provided by these third parties may impair Gemini’s ability to support its users.

Gemini commenced its initial public offering (“IPO”) on [ ]. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Any of these factors may materially and adversely impact the price of GEMI, increase the volatility of an investment in GEMI and have a negative impact on the performance of the Fund.

Indirect Investment Risk. Gemini is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of GEMI and make no representation as to the performance of GEMI. Investing in the Fund is not equivalent to investing in GEMI. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GEMI.

Concentration Risk. The Fund will be concentrated in the industry to which Gemini is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Gemini is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Gemini is assigned to the [capital markets] industry.

Capital Markets Industry Risk. Investing in companies in the capital markets industry may expose the Fund to specific risks related to companies operating in this industry. These companies are sensitive to economic cycles and market volatility, which can significantly impact trading volumes, transaction-based revenue, and demand for financial data services. Market downturns or reduced trading activity can adversely affect revenues for companies within this industry, leading to fluctuations in their stock prices and, consequently, in the Fund’s performance. Interest rate fluctuations directly impact companies in the capital markets industry, as changes affect loan rates, investment returns and the cost of capital. Rising interest rates can increase financing costs and impact valuation models, while inflationary pressures could erode profit margins and reduce investor demand for certain products. A sustained increase in interest rates may also decrease borrowing and investing activity among clients, affecting revenue streams. Furthermore, companies in this sector are often subject to extensive regulatory oversight and may face fines, sanctions, or other penalties if found non-compliant. Changes in regulatory requirements, including data privacy and trading regulations, can lead to increased compliance costs and may impact operations or profitability. Additionally, advancements in technology and competitive pressures from emerging platforms or exchanges may affect traditional business models, while cybersecurity risks pose ongoing threats to the integrity and availability of financial data services. Given these factors, investments in the capital markets industry may experience heightened volatility, and adverse developments in these areas could lead to losses for the Fund and its shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Financials Sector Risk. Market or economic factors could have a major effect on the value of the Fund’s investments. Financial services companies can be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Companies in the financial services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Additionally, the value of stocks and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Digital Assets Risk. The Fund is subject to the digital assets risk due to its investment exposure to GEMI. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the Fund’s shares. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a Bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the Bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, Bitcoin may not function as intended and parties may be unwilling to use Bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin Network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Bitcoin Network, which may stymie the Bitcoin Network’s utility and ability to grow and face challenges. There also is a lack of consensus regarding the regulation of Bitcoin and other digital assets and its market and regulations vary across the jurisdiction in which Gemini operates.

Artificial Intelligence Risk. Companies engaged in artificial intelligence (“AI”) and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region, industry or sector. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated HIMS Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated HIMS Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Hims & Hers Health, Inc. (“HIM” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Hims & Hers Health, Inc. (NYSE: HIMS) (“HIMS” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to HIMS. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Hims & Hers Health, Inc.

Hims & Hers Health, Inc. (“Hims & Hers Health”) is an American telehealth company established in 2017 that connects consumers to licensed healthcare professionals in the U.S., the United Kingdom, and internationally. The company offers a range of curated prescription and non-prescription health and wellness products and services available to purchase on its websites and mobile application directly by customers. Further, it offers medical consultation and post-consultation support services, as well as health and wellness products through wholesale partners. The common stock of Hims & Hers Health (HIMS) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Hims & Hers Health pursuant to the Exchange Act can be located by reference to the SEC file number 001-38986 through the SEC’s website at www.sec.gov. In addition, information regarding Hims & Hers Health may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of HIMS or other securities of Hims & Hers Health. The Fund has derived all disclosures contained in this document regarding Hims & Hers Health from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Hims & Hers Health is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HIMS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hims & Hers Health could affect the value of the Fund’s investments with respect to HIMS and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Hims & Hers Health is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Hims & Hers Health is assigned). As of the date of this prospectus, Hims & Hers Health is assigned to the healthcare equipment and services industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Hims and Hers Health) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Hims & Hers Health faces risks associated with: rapid growth in recent fiscal years and such high levels of growth may not be achieved in the future; the company’s growth may not generate a corresponding improvement in the results of operations or profitability; results of operations, as well as the performance of key metrics, may fluctuate on a quarterly and annual basis, which may result in failure to meet the expectations of industry and securities analysts or investors; the company operates in highly competitive markets and faces competition from large, well-established healthcare providers, traditional retailers, pharmaceutical providers and technology companies with significant resources, and, as a result, the company may not be able to compete effectively; if affiliated medical groups are unable to attract and retain high-quality health providers to perform services on the company’s platform, or if the company fails to develop or maintain satisfactory relationships with providers or affiliated medical groups, the business, financial condition, and results of operations may be materially and adversely affected; the breadth and scale of the company’s services and operations increases the complexity and extent of compliance and regulatory obligations, which increases costs and regulatory risks.

Indirect Investment Risk. Hims & Hers Health is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Hims & Hers Health and make no representation as to the performance of HIMS. Investing in the Fund is not equivalent to investing in HIMS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to HIMS.

Concentration Risk. The Fund will be concentrated in the industry to which Hims & Hers Health is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Tesla is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Hims & Hers Health is assigned to the healthcare equipment and services industry.

Healthcare Equipment and Services Industry Risk. The healthcare equipment and services sector can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare equipment and services. Profitability in this sector is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare equipment and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Healthcare Sector Risk. Companies in this sector may be affected by government regulations including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated HOOD Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated HOOD Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Robinhood Markets, Inc. (“HOOD” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.75%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Robinhood Markets, Inc. (NASDAQ: HOOD) (“HOOD” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to HOOD. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Robinhood Markets, Inc.

Robinhood Markets, Inc. (“Robinhood”) operates a financial services platform in the United States. Its platform allows users to invest in stocks, exchange-traded funds (ETFs), American depository receipts, options, gold, and cryptocurrencies. The common stock of Robinhood (HOOD) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Robinhood pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of HOOD or other securities of Robinhood. The Fund has derived all disclosures contained in this document regarding Robinhood from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Robinhood is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Robinhood could affect the value of the Fund’s investments with respect to HOOD and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry or sector to which Robinhood is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or sector to which Robinhood is assigned). As of the date of this prospectus, Robinhood is assigned to the capital markets industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Robinhood) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Robinhood faces risks associated with: uncertain results of operations and previous operating losses; factors related to transaction-based revenue, such as reduced spreads in securities pricing, reduced levels of trading activity generally, changes in its business relationships with market makers, and any new regulation of, or any bans on, payment for order flow and similar practices, might result in reduced profitability, increased compliance costs, and negative publicity; exposure to fluctuations in interest rates, and rapidly changing interest rate environments, possible capital needs to provide liquidity and support business growth and objectives; ability to attract and retain senior management and other highly skilled personnel; international operational risks; litigation and regulatory risks.

Robinhood has entered into an agreement to acquire Bitstamp, which is a Luxembourg-based digital asset trading platform that was founded in 2011. This acquisition, which is expected to be consummated in the first half of 2025, will result in Robinhood being subject to digital asset trading platform risk. Digital asset trading platforms are largely unregulated. These platforms may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Crypto asset trading platforms may (and in certain cases have) become subject to enforcement actions by regulatory authorities. Accordingly, any losses at Bitstamp can negatively impact the financial position of Robinhood.

Indirect Investment Risk. Robinhood is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Robinhood and make no representation as to the performance of HOOD. Investing in the Fund is not equivalent to investing in HOOD. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to HOOD.

Concentration Risk. The Fund will be concentrated in the industry to which Robinhood is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Robinhood is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Robinhood is assigned to the capital markets industry.

Capital Markets Industry Risk. Investing in companies in the capital markets industry may expose the Fund to specific risks related to companies operating in this industry. These companies are sensitive to economic cycles and market volatility, which can significantly impact trading volumes, transaction-based revenue, and demand for financial data services. Market downturns or reduced trading activity can adversely affect revenues for companies within this industry, leading to fluctuations in their stock prices and, consequently, in the Fund’s performance. Interest rate fluctuations directly impact companies in the capital markets industry, as changes affect loan rates, investment returns and the cost of capital. Rising interest rates can increase financing costs and impact valuation models, while inflationary pressures could erode profit margins and reduce investor demand for certain products. A sustained increase in interest rates may also decrease borrowing and investing activity among clients, affecting revenue streams. Furthermore, companies in this sector are often subject to extensive regulatory oversight and may face fines, sanctions, or other penalties if found non-compliant. Changes in regulatory requirements, including data privacy and trading regulations, can lead to increased compliance costs and may impact operations or profitability. Additionally, advancements in technology and competitive pressures from emerging platforms or exchanges may affect traditional business models, while cybersecurity risks pose ongoing threats to the integrity and availability of financial data services. Given these factors, investments in the capital markets industry may experience heightened volatility, and adverse developments in these areas could lead to losses for the Fund and its shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Financials Sector Risk. Market or economic factors could have a major effect on the value of the Fund’s investments. Financial services companies can be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Companies in the financial services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Additionally, the value of stocks and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated LLY Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated LLY Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Eli Lilly and Company (“LLY” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.75%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Eli Lilly and Company (NYSE: LLY) (“LLY” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ] through [       ], the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of [       ]% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page on [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to LLY. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Eli Lilly and Company

Eli Lilly and Company (“Eli Lilly”) is a global pharmaceutical company dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. Its portfolio encompasses a wide range of prescription drugs, biologics, and animal health products. The common stock of Eli Lilly (LLY) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Eli Lilly pursuant to the Exchange Act can be located by reference to the SEC file number 001-06351 through the SEC’s website at www.sec.gov. In addition, information regarding Eli Lilly may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of LLY or other securities of Eli Lilly. The Fund has derived all disclosures contained in this document regarding Eli Lilly from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Eli Lilly is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LLY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Eli Lilly could affect the value of the Fund’s investments with respect to LLY and therefore the value of the Fund

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Eli Lilly is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Eli Lilly is assigned). As of the date of this prospectus, Eli Lilly is assigned to the biotechnology and pharmaceutical industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Eli Lilly) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with biotechnology and pharmaceutical companies, Eli Lilly and Company faces risks associated with: costly and uncertain research and development of its products; maintaining intellectual property protections; intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers; increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for its drugs; the development of safety or efficacy concerns; limited product lines and consolidated supply chain entities; cybersecurity breaches or violations of data protection laws; manufacturing, quality, or supply chain difficulties, disruptions, or shortages that cause product supply problems; reliance on third-party relationships and outsourcing arrangements; the use of artificial intelligence or other emerging technologies; risks of doing business internationally; and government regulation and litigation.

Indirect Investment Risk. Eli Lilly is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of LLY and make no representation as to the performance of LLY. Investing in the Fund is not equivalent to investing in LLY. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to LLY.

Concentration Risk. The Fund will be concentrated in the industry or sector to which Eli Lilly is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry or sector to which Eli Lilly is assigned). A portfolio concentrated in a particular industry or sector may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Eli Lilly is assigned to the biotechnology and pharmaceuticals industry.

Biotechnology and Pharmaceuticals Industry Risk. The risks of investments in the biotechnology and pharmaceuticals sector include: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation on product liability and similar claims. The pharmaceuticals sector may also be affected by risks that affect the broader health care industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Healthcare Sector Risk. Companies in this sector may be affected by government regulations including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated QBTS Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated QBTS Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of D-Wave Quantum Inc. (“QTBS” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of D-Wave Quantum Inc. (NYSE: QBTS) (“QBTS” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to QBTS. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

D-Wave Quantum Inc.

D-Wave Quantum Inc. (“D-Wave Quantum”) is a commercial quantum computing company that provides customers with a full suite of professional services and web-based access to its superconducting quantum computer systems and integrated software environment through its Leap™ quantum cloud service. Historically, QBTS has developed its own annealing superconducting quantum computer and associated software, and its current generation quantum system is the AdvantageTM system. The common stock of D-Wave Quantum (QBTS) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by D-Wave Quantum pursuant to the Exchange Act can be located by reference to the SEC file number 000-41468 through the SEC’s website at www.sec.gov. In addition, information regarding D-Wave Quantum may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of QBTS or other securities of D-Wave Quantum. The Fund has derived all disclosures contained in this document regarding D-Wave Quantum from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding D-Wave Quantum is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QBTS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning D-Wave Quantum could affect the value of the Fund’s investments with respect to QBTS and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which D-Wave Quantum is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which D-Wave Quantum is assigned). As of the date of this prospectus, D-Wave Quantum is assigned to the software industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (D-Wave Quantum) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, D-Wave Quantum is subject to many risks that can negatively impact its revenue and viability including, but are not limited to supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, product liability claims, and the ability to attract, hire and retain key employees or qualified personnel. The trading price of QBTS historically has been and is likely to continue to be volatile. Additionally, a large proportion of D-Wave Quantum’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. D-Wave Quantum is a highly dynamic company, and its operations, including its products and services, may change.

Indirect Investment Risk. D-Wave Quantum is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of D-Wave Quantum and make no representation as to the performance of QBTS. Investing in the Fund is not equivalent to investing in QBTS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to QBTS.

Concentration Risk. The Fund will be concentrated in the industry to which D-Wave Quantum is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which D-Wave Quantum is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, D-Wave Quantum is assigned to the software industry.

Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated RGTI Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated RGTI Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Rigetti Computing, Inc. (“RGTI” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Rigetti Computing, Inc. (NASDAQ: RGTI) (“RGTI” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to RGTI. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Rigetti Computing, Inc.

Rigetti Computing, Inc. (“Rigetti Computing”) is a full-stack quantum computing company, which aims to offer a complete end-to-end solution, from the physical hardware to the user-facing software and applications. The company designs and develops integrated quantum computing systems and software to solve complex problems across industries such as finance, healthcare, and artificial intelligence. The company leverages its proprietary quantum processors and cloud-based platform to deliver quantum computing as a service (QCaaS) for commercial and research applications. This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Rigetti Computing. The common stock of Rigetti Computing (RGTI) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Rigetti Computing pursuant to the Exchange Act can be located by reference to the SEC file number 001-40140 through the SEC’s website at www.sec.gov. In addition, information regarding Rigetti Computing may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of RGTI or other securities of Rigetti Computing. The Fund has derived all disclosures contained in this document regarding Rigetti Computing from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Rigetti Computing is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RGTI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Rigetti Computing could affect the value of the Fund’s investments with respect to RGTI and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Rigetti Computing is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Rigetti Computing is assigned). As of the date of this prospectus, Rigetti Computing is assigned to the semiconductor industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (Rigetti Computing) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Rigetti Computing faces significant financial and operational risks, including the need to raise additional capital by mid-2025 to sustain its research and development efforts. With a history of operating losses, limited revenue, and reliance on public sector contracts, the company is vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as the commercialization of its quantum systems. Failure to scale operations or successfully integrate new technologies could further impede growth and profitability. Material weaknesses in financial reporting controls and risks associated with complex financial instruments add to potential investor concerns. The quantum computing industry’s competitive and evolving nature presents challenges, with barriers such as the need for technological breakthroughs and dependence on cloud providers, third-party suppliers, and government contracts. Rigetti’s ability to protect its intellectual property, adapt to stringent regulatory environments, and address supply chain disruptions is critical. Additional risks include international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cybersecurity threats, and product liability claims. These factors, alongside the nascent stage of the quantum computing industry, pose significant uncertainties for the company’s long-term success.

Indirect Investment Risk. Rigetti Computing is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of RGTI and make no representation as to the performance of RGTI. Investing in the Fund is not equivalent to investing in RGTI. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to RGTI.

Concentration Risk. The Fund will be concentrated in the industry to which Rigetti Computing is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Tesla is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Rigetti Computing is assigned to the semiconductor industry.

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Leverage Shares 2x Capped Accelerated SBET Monthly ETF

Investment Objective

The Leverage Shares 2x Capped Accelerated R Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of SharpLink Gaming, Inc. (“SBET” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.__]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[0.__]%

*	Estimated for the current fiscal year

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ ]	[$ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of SharpLink Gaming, Inc. (NASDAQ: SBET) (“SBET” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●	Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●	Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

The current and first Outcome Period of the Fund’s operation is less than a full calendar month, beginning on [       ] and ending on [       ]. Subsequent Outcome Periods are expected to be a full calendar month. For the current Outcome Period of [       ], 2025 through [       ], 2025, the Approximate Cap is [       ]%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [       ]%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at [       ] for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at [       ].

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to SBET. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

SharpLink Gaming, Inc.

SharpLink Gaming, Inc. (“SharpLink Gaming”) together with its subsidiaries, develops and operates master planned communities in the United States. The common stock of SharpLink Gaming (SBET) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by SharpLink Gaming pursuant to the Exchange Act can be located by reference to the SEC file number 001-41962 through the SEC’s website at www.sec.gov. In addition, information regarding SharpLink Gaming may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of SBET or other securities of SharpLink Gaming. The Fund has derived all disclosures contained in this document regarding SharpLink Gaming from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SharpLink Gaming is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SBET have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SharpLink Gamingcould affect the value of the Fund’s investments with respect to SBET and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which SharpLink Gaming is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which SBET is assigned). As of the date of this prospectus, SharpLink Gaming is assigned to the igaming and sports betting industry.

Principal Risks of Investing in the Fund

The Fund has characteristics unlike many traditional products and may not be appropriate for all investors. You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Issuer-Specific (SharpLink Gaming) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, SharpLink Gaming faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, product liability claims, and the ability to attract, hire and retain key employees or qualified personnel. The trading price of SBET common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of SBET’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. SharpLink Gaming is a highly dynamic company, and its operations, including its products and services, may change.

Indirect Investment Risk. SharpLink Gaming is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of SharpLink Gaming and make no representation as to the performance of SBET. Investing in the Fund is not equivalent to investing in SBET. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SBET.

Concentration Risk. The Fund will be concentrated in the industry to which SharpLink Gaming is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which SharpLink Gaming is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SharpLink Gaming is assigned to the igaming and sports betting industry.

iGaming and Sports Betting Industry Risk. The iGaming and sports betting industry is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of iGaming and sports betting in other jurisdictions (both regulated and unregulated) could increase competition with traditional betting companies, which could have an adverse impact on their financial condition, operations and cash flows. In a broader sense, iGaming and sports betting companies face competition from all manner of leisure and entertainment activities, including shopping, athletic events, television and movies, concerts and travel. In addition, established jurisdictions could award additional licenses or permit the expansion or relocation of existing sports betting companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Flex Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, [       ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at [       ] or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management & Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management & Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [       ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Fund’s ticker symbol appears on the cover of this Prospectus, and references to specific Funds in the sections below may refer to such Funds by their ticker symbol.

Additional Information About Each Fund’s Investment Objective

Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon written notice to shareholders.

Additional Information About Each Fund’s Principal Investment Strategies

Each Fund expects to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of related industries. For purposes of the limitation on concentration, securities of the U.S. government (including its agencies and instrumentalities) are not considered to be issued by members of any industry.

Additional Information about the Principal Risks of Investing in the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each of the Fund Summaries. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a ‘principal risk’ of investing in the Funds as noted in the respective Fund Summaries, regardless of the order in which they appear. The factors below apply to each Fund as indicated in the following table; additional information about each such risk and how it impacts each Fund that is subject thereto is set forth below the chart. Each of the factors below could have a negative impact on the applicable Fund’s performance and trading prices.

	Leverage Shares 2x Capped Accelerated APP Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BBAI Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BLSH Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BMNR Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BULL Monthly ETF [ ]
Accelerated Return Risk	X	X	X	X	X
Active Management Risk	X	X	X	X	X
Approximate Cap Risk	X	X	X	X	X
Artificial Intelligence Risk	X	X
Blockchain Risk				X
Clearing Member Default Risk	X	X	X	X	X
Concentration Risk	X	X	X	X	X
— Capital Markets Industry Risk			X		X
— Software Industry Risk	X			X
— Software and Services Industry Risk		X

	Leverage Shares 2x Capped Accelerated APP Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BBAI Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BLSH Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BMNR Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated BULL Monthly ETF [ ]
Counterparty Risk	X	X	X	X	X
Cybersecurity Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
— FLEX Options Risk	X	X	X	X	X
— Options Contracts Risk	X	X	X	X	X
— Purchased Call Options Risk	X	X	X	X	X
— Swap Agreements Risk	X	X	X	X	X
— Written Options Risk	X	X	X	X	X
Digital Assets Risk			X	X
ETF Risks	X	X	X	X	X
Indirect Investment Risk	X	X	X	X	X
Issuer-Specific Investing Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Market Risk	X	X	X	X	X
Money Market Instrument Risk	X	X	X	X	X
New Fund Risk	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X
Outcome Period Risk	X	X	X	X	X
Sector Risk	X	X	X	X	X
— Financials Sector Risk					X
— Technology Sector Risk	X	X	X	X
Special Tax Risk	X	X	X	X	X
Transaction Cost Risk	X	X	X	X	X
Valuation Risk	X	X	X	X	X

	Leverage Shares 2x Capped Accelerated CRCL Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated CRWV Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated FIG Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated GEMI Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated HIMS Monthly ETF [ ]
Accelerated Return Risk	X	X	X	X	X
Active Management Risk	X	X	X	X	X
Approximate Cap Risk	X	X	X	X	X
Artificial Intelligence Risk		X	X	X
Clearing Member Default Risk	X	X	X	X	X
Concentration Risk	X	X	X	X	X
— Capital Markets Industry Risk	X			X
— Healthcare Equipment and Services Industry Risk					X
— Software Industry Risk		X	X
Counterparty Risk	X	X	X	X	X
Cybersecurity Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
— FLEX Options Risk	X	X	X	X	X
— Options Contracts Risk	X	X	X	X	X
— Purchased Call Options Risk	X	X	X	X	X
— Swap Agreements Risk	X	X	X	X	X
— Written Options Risk	X	X	X	X	X
Digital Assets Risk				X
ETF Risks	X	X	X	X	X
Indirect Investment Risk	X	X	X	X	X
Issuer-Specific Investing Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Market Risk	X	X	X	X	X
Money Market Instrument Risk	X	X	X	X	X
New Fund Risk	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X
Outcome Period Risk	X	X	X	X	X
Sector Risk	X	X	X	X	X
— Financials Sector Risk				X
— Healthcare Sector Risk					X
— Technology Sector Risk	X	X	X
Special Tax Risk	X	X	X	X	X
Stablecoin Risk	X
Transaction Cost Risk	X	X	X	X	X
Valuation Risk	X	X	X	X	X

	Leverage Shares 2x Capped Accelerated HOOD Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated LLY Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated QBTS Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated RGTI Monthly ETF [ ]	Leverage Shares 2x Capped Accelerated SBET Monthly ETF [ ]
Accelerated Return Risk	X	X	X	X	X
Active Management Risk	X	X	X	X	X
Approximate Cap Risk	X	X	X	X	X
Clearing Member Default Risk	X	X	X	X	X
Concentration Risk	X	X	X	X	X
— Biotechnology and Pharmaceuticals Industry Risk		X
— Capital Markets Industry Risk	X
— iGaming and Sports Betting Industry Risk					X
— Semiconductor Industry Risk				X
— Software Industry Risk			X
Counterparty Risk	X	X	X	X	X
Cybersecurity Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
— FLEX Options Risk	X	X	X	X	X
— Options Contracts Risk	X	X	X	X	X
— Purchased Call Options Risk	X	X	X	X	X
— Swap Agreements Risk	X	X	X	X	X
— Written Options Risk	X	X	X	X	X
ETF Risks	X	X	X	X	X
Indirect Investment Risk	X	X	X	X	X
Issuer-Specific Investing Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Market Risk	X	X	X	X	X
Money Market Instrument Risk	X	X	X	X	X
New Fund Risk	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X
Outcome Period Risk	X	X	X	X	X
Sector Risk	X	X	X	X	X
— Consumer Discretionary Sector Risk					X
— Financials Sector Risk	X
— Healthcare Sector Risk		X
— Technology Sector Risk			X	X
Special Tax Risk	X	X	X	X	X
Transaction Cost Risk	X	X	X	X	X
Valuation Risk	X	X	X	X	X

Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess volatility and establish the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Artificial Intelligence Risk. Companies engaged in artificial intelligence (“AI”) and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Blockchain Risk. Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact blockchain companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on blockchain companies.

Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Concentration Risk. The Fund will be concentrated in the industry to which its Underlying Stock is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which the Underlying Stock is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.

Biotechnology and Pharmaceuticals Industry Risk. The risks of investments in the biotechnology and pharmaceuticals sector include: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation on product liability and similar claims. The pharmaceuticals sector may also be affected by risks that affect the broader health care industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.

Capital Markets Industry Risk. Investing in companies in the capital markets industry may expose the Fund to specific risks related to companies operating in this industry. These companies are sensitive to economic cycles and market volatility, which can significantly impact trading volumes, transaction-based revenue, and demand for financial data services. Market downturns or reduced trading activity can adversely affect revenues for companies within this industry, leading to fluctuations in their stock prices and, consequently, in the Fund’s performance. Interest rate fluctuations directly impact companies in the capital markets industry, as changes affect loan rates, investment returns and the cost of capital. Rising interest rates can increase financing costs and impact valuation models, while inflationary pressures could erode profit margins and reduce investor demand for certain products. A sustained increase in interest rates may also decrease borrowing and investing activity among clients, affecting revenue streams. Furthermore, companies in this sector are often subject to extensive regulatory oversight and may face fines, sanctions, or other penalties if found non-compliant. Changes in regulatory requirements, including data privacy and trading regulations, can lead to increased compliance costs and may impact operations or profitability. Additionally, advancements in technology and competitive pressures from emerging platforms or exchanges may affect traditional business models, while cybersecurity risks pose ongoing threats to the integrity and availability of financial data services. Given these factors, investments in the capital markets industry may experience heightened volatility, and adverse developments in these areas could lead to losses for the Fund and its shareholders.

Healthcare Equipment and Services Industry Risk. The healthcare equipment and services sector can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare equipment and services. Profitability in this sector is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare equipment and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

iGaming and Sports Betting Industry Risk. The iGaming and sports betting industry is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of iGaming and sports betting in other jurisdictions (both regulated and unregulated) could increase competition with traditional betting companies, which could have an adverse impact on their financial condition, operations and cash flows. In a broader sense, iGaming and sports betting companies face competition from all manner of leisure and entertainment activities, including shopping, athletic events, television and movies, concerts and travel. In addition, established jurisdictions could award additional licenses or permit the expansion or relocation of existing sports betting companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Software and Services Industry Risk. The risks of investments in the software and services industry include: the software and services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software and services industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Software companies may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.

Cybersecurity failures by, or breaches of, the systems of the Fund’s investment adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns.

In addition, the Fund’s investments in derivatives are subject to the following risks:

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying asset. The Funds may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Digital Assets Risk. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the Shares. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a Bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the Bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, Bitcoin may not function as intended and parties may be unwilling to use Bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin Network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Bitcoin Network, which may stymie the Bitcoin Network’s utility and ability to grow and face challenges.

There is a lack of consensus regarding the regulation of Bitcoin and its market. As a result of the growth in the size of the Bitcoin market, as well as the 2022 Events, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of Bitcoin Networks, Bitcoin users and the Bitcoin markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by Bitcoin to investors. Ongoing and future regulatory actions with respect to Bitcoin may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Bitcoin.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of a Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. To the extent the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Certain securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, and the Fund may experience premiums and discounts greater than those of ETFs that hold securities that are traded only in the United States.

Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of its applicable exchange, make trading in Shares inadvisable. In addition, trading in Shares on its applicable exchange is subject to trading halts caused by extraordinary market volatility pursuant to each exchange’s “circuit breaker” rules, which temporarily halt trading on an exchange when a decline in the Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to each exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange, or any exchange, necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Indirect Investment Risk. The issuer of the Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the issuer of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

Issuer-Specific Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for the company’s products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations.

Liquidity Risk. Liquidity risk exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the potential returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. This is especially true given the limited number of market participants in certain markets in which the Fund may invest. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert such holdings to cash and may make it additionally difficult for the Fund to meet redemptions in a timely fashion.

Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in honoring redemptions timely, especially if market events cause an increased incidence of shareholder redemptions. If a number of securities held by the Fund stop trading or become illiquid, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund has not commenced investment operations. As a result, prospective investors have no track record or history on which to base their investment decisions. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size and it could ultimately liquidate. The Fund’s distributor does not maintain an active market in Fund Shares.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non- diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Consumer Discretionary Sector Risk. Companies that operate in the consumer discretionary sector are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the consumer discretionary segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Financials Sector Risk. Market or economic factors could have a major effect on the value of the Fund’s investments. Financial services companies can be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Companies in the financial services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Additionally, the value of stocks and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Healthcare Sector Risk. Companies in this sector may be affe2cted by government regulations including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Software and Services Companies Risk. Companies that develop and implement software used in digital advertising can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and risks associated with technology.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Stablecoin Risk. The Fund will have significant exposure to stablecoins, as a result of its concentrated exposure to Circle Internet Group, an issuer of stablecoins. Although U.S. dollar- or Euro-pegged stablecoins are designed to maintain a stable value by being backed by fiat currency reserves or other liquid assets, there is no guarantee that the peg will be maintained or that the reserves will be sufficient, transparent or accessible in times of market stress. The issuer’s ability to honor redemptions on a 1:1 basis may be impaired by inadequate reserve management, limited oversight, insolvency or legal restrictions. Moreover, the stablecoin market is subject to an evolving regulatory environment. Any legislative or enforcement actions targeting stablecoin issuers, custodians or reserve assets could impact the stablecoin’s functionality, tradability or value. Even where reserves are fully collateralized, lack of independent audits, insufficient disclosures or concentration in a single custodian or asset type (e.g., short-term U.S. Treasuries) may expose investors to hidden vulnerabilities. Additionally, stablecoins are typically reliant on blockchain infrastructure and smart contracts, which may be subject to bugs, outages or cyberattacks. A failure to maintain the peg or loss of confidence in the stablecoin could result in rapid redemptions, illiquidity, and significant losses to investors. Investors should not assume that exposure to a U.S. dollar- or Euro-pegged stablecoin is equivalent to holding U.S. dollars, Euros or risk-free assets.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Valuation Risk. Financial information about the Fund’s portfolio holdings may not always be reliable, which may make it difficult to obtain a current price for the investments held by the Fund. Independent market quotations for such investments may not be readily available, such as on days during which a security does not trade or a foreign holiday, and securities may be fair valued or valued by a pricing service at an evaluated price. These valuations are subjective and different funds may assign different fair values to the same investment. Such valuations also may be different from what would be produced if the security had been valued using market quotations. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. Additionally, Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next. Because securities in which the Fund invests may trade on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings is available at https://leverageshares.com/us/.com. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in each Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT

The Funds are series of Themes ETF Trust (the “Trust”), a Delaware statutory trust, which is overseen by a board of trustees (the “Board”).

Investment Adviser

The Adviser has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios. The Adviser is a registered investment adviser with offices located at 34 East Putnam Avenue, Suite 112, Greenwich, Connecticut 06830. The Adviser has managed ETFs since 2023. The Adviser also arranges for transfer agency, custody, fund administration, securities lending and all other related services necessary for each Fund to operate. For its services, the Adviser receives a fee from each Fund, calculated daily and paid monthly, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
Leverage Shares 2x Capped Accelerated APP Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BBAI Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BLSH Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BMNR Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BULL Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated CRCL Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated CRWV Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated FIG Monthly ETF	[0.__]%

Name of Fund	Management Fee
Leverage Shares 2x Capped Accelerated GEMI Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated HIMS Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated HOOD Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated LLY Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated QBTS Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated RGTI Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated SBET Monthly ETF	[0.__]%

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser has agreed to pay all expenses of each Fund, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The basis for the Board’s approval of the Investment Advisory Agreement for each Fund will be available in such Fund’s first Form N-CSR.

Portfolio Managers

The Funds’ portfolio managers are Calvin Tsang, Dingxun (Kevin) Shao and Paul Bartkowiak who are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Mr. Tsang joined Themes Management Company LLC in March 2023 and serves as Head of Product Management & Development. Calvin has over eight years of experience as a portfolio manager. Prior to joining Themes Management Company LLC, Calvin was a Portfolio Manager at Cboe Vest from January 2021 to December 2022, Multi-Asset Portfolio Manager at QS Investors from May 2019 to December 2020, and Senior Portfolio Analyst at ProShares from August 2014 to May 2019. Calvin is a CFA charterholder and a certified FRM. He holds a dual Bachelor’s Degree in Accounting and Economics from Binghamton University.

Mr. Shao joined Themes Management Company LLC in July 2023 and serves as Vice President, Product Management & Development. Dingxun (Kevin) possesses over nine years of experience in the financial services industry, including more than seven years dedicated to portfolio management. Prior to joining Themes Management Company LLC, Dingxun (Kevin) gained most of his portfolio management experience at ProShares, where he started in July 2016 as an Analyst and concluded his tenure as an Associate Portfolio Manager in June 2023. Dingxun (Kevin) earned his Bachelor’s Degree with a dual major in Finance and Information Systems from the University of Maryland, College Park, Robert H. Smith School of Business.

Mr. Bartkowiak joined Themes Management Company LLC in April of 2023 and serves as Associate Vice President, Portfolio Management. Paul has almost a decade of asset management experience. Paul most recently served as a Senior Portfolio Analyst at ProShares. Paul’s time at ProShares was split between their FICC and Currency, International Equity, and Commodity teams. In addition to his responsibilities to manage the firm’s ETFs, Paul was a member of ProShares’ Credit Team. Paul completed his undergraduate studies at the University of Dayton and MBA at Saint Louis University.

The SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares of each Fund for which they are a portfolio manager.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

Most investors will buy and sell Shares of the Funds through brokers. Shares of each Fund trade on the applicable exchange as listed on the cover of this Prospectus and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling Shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of each Fund trade under the trading symbol listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) who have entered into agreements with the Funds’ distributor may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV in Creation Units. Once created, Shares trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

Transactions in each Fund’s Shares will be priced at NAV only if you purchase Shares directly from each Fund in Creation Units. As with other types of securities, the trading prices of Shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.

Determination of Net Asset Value

The NAV of each Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. In addition, any U.S. fixed-income assets may be valued as of the announced closing time of trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing

The Board has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been delisted or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. The Adviser makes fair value determinations in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Dividends and Distributions

Each Fund expects to pay out dividends, if any, on at least an annual basis. Nonetheless, each Fund may make more frequent dividend payments and several of the Funds expect to pay monthly dividends as a component of their principal investment strategies. Each Fund expects to distribute its net realized capital gains to investors annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of each Fund.

Investors owning Shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares of each Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of each Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Each Fund imposes no restrictions on the frequency of purchases and redemptions of Fund Shares. In determining not to impose such restrictions, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Fund share trading prices in line with NAV. As such, each Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effective trades. In addition, each Fund and the Adviser reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 Act (the “1940 Act”) restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Provisions in the Trust’s Governing Documents Regarding Shareholder Derivative Claims

As described further in the Trust’s Agreement and Declaration of Trust, no person, other than a Trustee, who is not a Shareholder of a particular Series (or class) shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Trust with respect to such Series (or class). No Shareholder of a Series or (or class) may maintain a derivative action on behalf of the Trust with respect to such Series (or class) unless holders of a least ten percent (10%) of the outstanding Shares of such Series (or class) join in the bringing of such action; except that this provision will not apply to claims brought under the U.S. federal securities laws. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Series (or class) only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action (except that the provision allowing the Trustees to require an undertaking by the Shareholders to reimburse the Trust for the expense of any such advisors will not apply to claims brought under the U.S. federal securities laws).

ADDITIONAL TAX INFORMATION

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in each Fund. Your investment in each Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, each Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund Shares is made through a tax advantaged retirement account, such as an IRA, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions;

●	You sell Fund Shares; and

●	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the Tax Act is uncertain, and the changes in the act may have indirect effects on the Funds, its investments and its shareholders that cannot be predicted. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or “qualified dividend income.” Taxes on distributions of capital gains (if any) depend on how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) are taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates and currently set at a maximum rate of 20%. Distributions of short-term capital gain are generally taxable as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at long term capital gain rates for non- corporate shareholders.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of Fund Shares).

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Fund Shares’ NAV when you purchased your Fund Shares).

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Nonresident aliens, foreign corporations and other foreign shareholders in a Fund will generally be exempt from U.S. federal income tax on Capital Gain Dividends. The exemption may not apply, however, if the investment in the Fund is connected to a trade or business for the foreign shareholder in the United States or if the foreign shareholder is present in the United States for 183 days or more in a year and certain other conditions are met.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year.

A Fund (or a financial intermediary, such as a broker, through which shareholders own Fund Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Taxes When Fund Shares Are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited depending on your circumstances.

A foreign shareholder will generally not be subject to U.S. tax on gains realized on sales or exchange of Fund Shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the shareholder is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign shareholders should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

Creation and Redemption Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

A Fund has the right to reject an ‘order’ for Creation Units If the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Foreign Investments by the Funds

Interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

State and Local Taxes

Shareholders may also be subject to state and local taxes on income and gain attributable to your ownership of Fund Shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.

Foreign Taxes

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

DISTRIBUTION

The Distributor, ALPS Distributors, Inc. is a broker-dealer registered with the Securities and Exchange Commission (the “SEC”). The Distributor distributes Creation Units for each Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of each Fund or the securities that are purchased or sold by each Fund. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

For all Funds, the Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund is available on the Funds’ website at https://leverageshares.com/us/.com.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus and do not have financial highlights to present at this time.

The Trust’s current SAI provides additional detailed information about each Fund. A current SAI dated [       ], 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus.

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders (when available). In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance.

To make shareholder inquiries, for more detailed information on each Fund, or to request the SAI or annual or semi-annual shareholder reports (once available) free of charge, please:

Call:	1-866-5Themes (1-866-584-3637)	Write:
	Monday through Friday 8:00 a.m. – 5:00 p.m. (Central time)	Themes ETF Trust c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701
Visit:	https://leverageshares.com/us/.com	Milwaukee, Wisconsin 53202

Shareholder reports and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about each Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

The Trust’s SEC Investment Company Act file number is 811-23872.

Subject to Completion, preliminary Statement of Additional Information dated September 3, 2025

The information in this Statement of Additional Information is not complete and may be changed. Themes ETF Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THEMES ETF TRUST

[ ]	Leverage Shares 2x Capped Accelerated APP Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BBAI Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BLSH Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BMNR Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated BULL Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated CRCL Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated CRWV Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated FIG Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated GEMI Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated HIMS Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated HOOD Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated LLY Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated QBTS Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated RGTI Monthly ETF
[ ]	Leverage Shares 2x Capped Accelerated SBET Monthly ETF

All ETFs Listed on Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2025

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus, as may be revised from time to time (“Prospectus”), for the exchange traded funds (“ETFs”) listed above (each a “Fund” and collectively the “Funds”), each a separate series of Themes ETF Trust (the “Trust”). The current Prospectus for the Funds is dated [   ], 2025. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus(es) for the Funds may be obtained, without charge, by calling 1-866-5Themes (1-866-584-3637), visiting https://leverageshares.com/us/.com, or writing to Themes ETF Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency or any bank. An investment in a Fund involves investment risks, including possible loss of principal.

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS	1
INVESTMENT STRATEGIES AND RISKS	1
GENERAL RISKS	2
SPECIFIC INVESTMENT STRATEGIES	3
INVESTMENT LIMITATIONS	29
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES	30
CONTINUOUS OFFERING	31
MANAGEMENT OF THE TRUST	31
INVESTMENT ADVISER	37
The Administrator AND Transfer AgenT	40
THE CUSTODIAN	40
THE DISTRIBUTOR	40
LEGAL COUNSEL	42
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	42
BROKERAGE TRANSACTIONS	42
ADDITIONAL INFORMATION CONCERNING THE TRUST	44
LIMITATION OF TRUSTEES’ LIABILITY	46
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS	47
DETERMINATION OF NAV	54
DIVIDENDS AND DISTRIBUTIONS	55
FEDERAL INCOME TAXES	55
FINANCIAL STATEMENTS	72
APPENDIX A	A-1

i

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on February 22, 2023 and is authorized to issue multiple series or portfolios. The Trust is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund’s ticker symbol appears on the cover of this SAI, and references to specific Funds in the sections below will refer to such Funds by their ticker symbol.

Each Fund’s investment objective and principal investment strategies are described in the prospectus. Each Fund is “non-diversified” as that term is defined in the 1940 Act. As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus.

Themes Management Company LLC (the “Adviser”) is the investment adviser to the Funds. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of the Funds.

The Funds issue and redeem shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Creation Unit sizes may change from time to time. These transactions are usually in exchange for a basket of securities included in its portfolio and an amount of cash. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s Distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Fund are not redeemable securities.

Shares of the Funds are listed on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Funds’ Prospectus. The sections below supplement these principal investment strategies and risks and describe each Fund’s additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Funds will invest their assets, and otherwise conduct their operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M of the Code.

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GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of that Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic, political, public health or cyber conditions that affect a particular instrument or issuer and changes in general economic, political, public health or cyber conditions. An investor in the Funds could lose money over short or long periods of time.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of that Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber, or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

There can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Funds may be more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

2

Pandemic Risk. The global pandemic caused by COVID-19, a novel coronavirus, resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

A discussion of some of the other risks associated with investments in the Funds is contained in each Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by a Fund’s stated investment policies. See the Funds’ prospectus for additional information on the Funds’ investment practices and the associated risk factors.

Bitcoin Related Investments

Bitcoin is a digital asset which serves as the unit of account on an open source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a fiat currency. The value of bitcoin is not backed by any government, corporation, or other identified body.

The value of bitcoin is determined in part by the supply of (which is limited), and demand for, bitcoin in the markets for exchange that have been organized to facilitate the trading of bitcoin.

Bitcoin is maintained on the decentralized, open source, peer-to-peer computer network (the “Bitcoin Network”). No single entity owns or operates the Bitcoin Network. The Bitcoin Network is accessed through software and governs bitcoin’s creation, movement, and ownership. The source code for the Bitcoin Network, often referred to as the Bitcoin Protocol, is open source, and anyone can contribute to its development.

Bitcoin is the native token on the Bitcoin Network. As with other digital assets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital gold). The Bitcoin Network’s uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non-native tokens.

The Bitcoin Network

The infrastructure of the Bitcoin Network is collectively maintained by participants in the Bitcoin Network, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the Bitcoin Network’s source code often referred to as the Bitcoin Protocol. Users access the Bitcoin Network using open source software. Anyone can be a user, developer, or miner.

3

Bitcoin is “stored” on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The Bitcoin Blockchain contains a record and transaction history for each bitcoin.

New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the Bitcoin Protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the Bitcoin Blockchain. The new block is then confirmed through acceptance by a majority of participants who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the Bitcoin Blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.

The Bitcoin Protocol

The Bitcoin Protocol is an open source project with no official company or group that controls the source. Anyone can review the underlying code and suggest changes. There are, however, a number of individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.” Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but the Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers are able to access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.

However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.

If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”

Bitcoin Futures

The price of bitcoin futures is based on the expected price of bitcoin on certain crypto asset trading platforms at a future date, specifically, the expiration date of the bitcoin futures contract. Bitcoin futures prices are based on the Bitcoin Reference Rate, which reflects the price of bitcoin on certain crypto asset trading platforms only, and not the bitcoin cash market.

Although a Fund does not invest in or short bitcoin, events impacting the price of bitcoin across all digital asset trading venues could impact the price and market for bitcoin futures, and therefore the performance of the Fund. Such trading venues may serve as a pricing source for the calculation of the CME CF Bitcoin Reference Rate which provides reference prices for final settlement of CME bitcoin futures. These trading venues are or may become subject to regulatory actions that may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.

The liquidity of the market for bitcoin futures depends on, among other things: the supply and demand for bitcoin futures; the supply and demand for bitcoin; the adoption of bitcoin for commercial uses; the anticipated increase of investments in bitcoin-related investment products by retail and institutional investors; speculative interest in bitcoin, bitcoin futures, and bitcoin-related investment products; regulatory or other restrictions on investors’ ability to invest in bitcoin futures; and the potential ability to hedge against the price of bitcoin with bitcoin futures (and vice versa).

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The market for bitcoin futures may be illiquid. This means that a Fund may not be able to buy and sell bitcoin futures quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for bitcoin futures depends may cause the market to become illiquid, for short or long periods. In such markets, a Fund may not be able to buy and sell bitcoin futures quickly (or at all) or at the desired price. Market illiquidity may cause losses for a Fund. Additionally, the large size of the futures positions which a Fund may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to buy or sell futures contracts or other financial instruments.

The contractual obligations of a buyer or seller holding a futures contract to expiration may be satisfied by settling in cash as provided by the terms of such contract. However, a Fund does not intend to hold bitcoin futures through expiration. Instead, a Fund intends to “roll” futures positions. “Rolling” refers to a process whereby futures contracts nearing expiration are closed out and replaced with identical futures contracts with a later expiration date. Accordingly, a Fund is subject to risks related to rolling.

When the market for certain futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby bitcoin futures would take place at a price that is lower than the price of the more distant bitcoin futures. This pattern of higher futures prices for longer expiration bitcoin futures is often referred to as “contango.” Alternatively, when the market for certain bitcoin futures is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby bitcoin futures would take place at a price that is higher than the price of the more distant bitcoin futures. This pattern of higher future prices for shorter expiration bitcoin futures is referred to as “backwardation.”

There have been extended periods in which contango or backwardation has existed in certain futures markets in general. Such periods could occur in the future for bitcoin futures and may cause significant and sustained losses. Additionally because of the frequency with which a Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

The CME has established margin requirements for bitcoin futures at levels that may be substantially higher than the margin requirements for more established futures contracts. The futures commission merchants (“FCMs”) utilized by a Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs.

Margin Requirements may be more likely to change during periods of high volatility. High margin requirements could prevent a Fund from obtaining sufficient exposure to bitcoin futures and may adversely affect its ability to achieve its investment objective. An FCM’s failure to return required margin to a Fund on a timely basis may cause such Fund to delay redemption settlement dates and/or restrict, postpone or limit the right of redemption.

The term “margin” refers to the minimum amount a Fund must deposit and maintain with its FCM in order to establish an open position in futures contracts. The minimum amount of margin required in connection with a particular futures contract is set by the exchange on which such contract is traded and is subject to change at any time during the term of the contract. FCMs may require customers to post additional amounts above the required minimums. Futures contracts are customarily bought and sold on margins that represent a percentage of the aggregate purchase or sales price of the contract.

5

In addition, FCMs utilized by a Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. As a result, a Fund may need to transact through a number of FCMs to achieve its investment objective. If enough FCMs are not willing to transact with a Fund, or if exposure limits imposed by such FCMs do not provide sufficient exposure, the Fund may not be able to achieve its investment objective.

There may be circumstances that could prevent or make it impractical for a Fund to operate in a manner consistent with its investment objective and investment strategies.

The price of bitcoin has experienced periods of extreme volatility. The price of bitcoin may change dramatically and without warning. This volatility is due to a number of factors, including the supply and demand for bitcoin, concerns about potential manipulation of the price of bitcoin and the safety of bitcoin, market perceptions of the value of bitcoin as an investment, continuing development of the regulations applicable to bitcoin, and the changes exhibited by an early-stage technological innovation.

It is believed that speculators and investors who seek to profit from trading and holding bitcoin currently account for a significant portion of bitcoin demand. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin. Conversely, evolving government regulation, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the price of bitcoin and other factors may cause volatility in the price of bitcoin. Developments related to the Bitcoin Network’s operations, also contribute to the volatility in the price of bitcoin. These factors may continue to cause the price of bitcoin to be volatile, which may have a negative impact on the performance of a Fund.

The trading of bitcoin is fragmented across numerous digital asset trading venues. The fragmentation of the volume of bitcoin transactions across multiple digital asset trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single digital asset trading venue. Market fragmentation and volatility increases the likelihood of price differences across different digital asset trading venues.

Market participants trading bitcoin futures may seek to “hedge” or otherwise manage their exposure to such contracts by taking offsetting positions in bitcoin. Fragmentation may require market participants to analyze multiple prices, which may be inconsistent and quickly changing. Fragmentation also may require market participants to potentially fill their positions through a number of transactions on different crypto asset trading platforms. These factors potentially increase the cost and uncertainty of trading bitcoin and may decrease the effectiveness of using transactions in bitcoin to help manage or offset positions in bitcoin futures. Market participants who are unable to fully or effectively manage or hedge their positions in bitcoin futures typically would be expected to widen the bid-ask spreads on such contracts, which could potentially decrease the trading volume and liquidity of such contracts and have a negative impact on the price of such contracts.

Bitcoin, the Bitcoin Network and digital asset trading venues are relatively new and not subject to the same regulations as regulated securities or futures exchanges. Bitcoin crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for bitcoin may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in bitcoin may lose money, possibly the entire value of their investments.

There is no central registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. It is possible that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has been thus far created. There are no regulations in place that would prevent a large holder of bitcoin or a group of holders from selling their bitcoins, which could depress the price of bitcoin, or otherwise attempting to manipulate the price of bitcoin or the Bitcoin Network.

6

Events could adversely affect the price of bitcoin, reduce user confidence in bitcoin, the Bitcoin Network and the fairness of the venues for trading bitcoin and slow (or even reverse) the further adoption of bitcoin. Such occurrences may introduce additional volatility and have a negative impact on Fund performance.

Malicious actors could theoretically structure an attack whereby such actors gains control of more than half of the Bitcoin Network’s processing power, or “aggregate hashrate.” If a malicious actor or group of actors acquired a hashrate exceeding the rest of the Bitcoin Network, it would be able to exert unilateral control over the addition of blocks to the Bitcoin Blockchain. This would allow a malicious actor to engage in “double spending” (i.e., use the same bitcoin for two or more transactions), prevent other transactions from being confirmed on the Bitcoin Blockchain, or prevent other miners from mining any valid new blocks. Each of the events described above, among other things, could adversely affect the price of bitcoin; reduce user confidence in bitcoin, the Bitcoin Network and the fairness of digital asset trading venues; and slow (or even reverse) the further adoption of bitcoin.

The Bitcoin Protocol was built using open source software by a small group of developers known as the “Bitcoin Core” (as defined herein) who help develop and maintain the original version of bitcoin, the underlying asset upon which bitcoin futures are based. The open source nature of the Bitcoin Protocol permits any developer to review the underlying code and suggest changes to it via “Bitcoin Improvement Proposals”, or “BIPs.” If accepted by a sufficient number of miners, BIPs may result in substantial changes to the Bitcoin Network, including changes that result in “forks” (as described herein). The Bitcoin Network has already experienced two major forks after developers attempted to increase transaction capacity. Blocks mined on these new “forked” networks now diverge from blocks mined on the original Bitcoin Network maintained by the Bitcoin Core, resulting in the creation of two new blockchains whose digital assets are referred to as “Bitcoin Cash” and “Bitcoin Gold.” Bitcoin, Bitcoin Cash and Bitcoin Gold now operate as separate, independent networks. Multiple BIPs still exist, many of which are aimed at increasing the transaction capacity of the Bitcoin Network, and it is possible that one or more of these BIPs could result in further network forks. It is possible that the price of the bitcoin futures subsequent to a “fork” may be linked to the price of bitcoin on only one of the resulting Bitcoin Networks, rather than the aggregate price of bitcoin on all resulting Bitcoin Networks.

The CME considers a hard fork of the Bitcoin Blockchain where both forks continue to be actively mined and traded but may not be fungible with each other, as an unusual and extreme circumstance. The CME has determined, in the event of a hard fork or other circumstance in which the split of bitcoin is expected, CME shall decide what action to take to align bitcoin futures exposure with cash market exposures, as the CME deems appropriate.

It is possible that, notwithstanding the protocols implemented to attempt to address the impact of forks on bitcoin futures, forks and similar events could have an adverse effect on the price of bitcoin and the bitcoin futures in which a Fund invests and may adversely affect an investment in the Fund. The price of bitcoin is highly volatile, which could have a negative impact on the price and trading of bitcoin futures and the performance of a Fund.

Since the price and trading of bitcoin futures is influenced by the price of bitcoin and events impacting the price of bitcoin, the Bitcoin Network or the digital asset trading venues, each of the events described above could have a negative impact on the price and market for bitcoin futures. For example, such events could lead to a lack of liquidity in the market for bitcoin futures or have a negative impact on the price of bitcoin futures.

Changes in the Bitcoin Network could have an adverse effect on the operation and price of bitcoin, which could have an adverse effect on the price of bitcoin futures and the value of an investment in a Fund.

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New bitcoin is created when bitcoin “miners” use computers on the Bitcoin Network to solve bitcoin’s “proof of work” algorithm which records and verifies every bitcoin transaction on the Bitcoin Blockchain. In return for their services, miners are rewarded through receipt of a set amount of bitcoin known as the “block reward.” The current block reward for solving a new block is six and one quarter (6.25) bitcoin per block; a decrease from twelve and one half (12.5) bitcoin in May 2020. Based on current processing power, or “hashrate”, the block reward is estimated to halve every four (4) years. Because the block reward slowly declines at a fixed rate over time, a user may incentivize a miner to prioritize the processing of their transaction by including excess bitcoin which is collected by the miner in the form of a “transaction fee.” If transaction fees are not sufficiently high or if transaction fees increase to the point of being prohibitively expensive for users, miners may not have an adequate incentive to continue mining and may cease their mining operations.

If the price of bitcoin or the reward for mining new blocks is not sufficiently high to incentivize miners, miners may cease expending hashrate to solve blocks and, as a result, confirmations of transactions on the Bitcoin Blockchain could be slowed temporarily and inhibit the function of the Bitcoin Network. This could have a negative impact on the value of an investment in a Fund.

Additionally, if the price of bitcoin falls below that which is required for mining operators to turn a profit, some mining operators may temporarily discontinue mining bitcoin by either halting operations or switching their mining operations to mine other digital assets. If miners reduce or cease their mining operations it would reduce the aggregate hashrate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the next scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty (50) percent of the aggregate hashrate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten (10) minute confirmation time currently targeted by the Bitcoin Network protocol, but significant reductions in aggregate hashrate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or aggregate hashrate of the Bitcoin Network may adversely affect the utility and price of bitcoin, which may have a negative impact on bitcoin futures.

A decline in the adoption of bitcoin could have a negative impact on the price of bitcoin and the bitcoin trading venues and, in turn, a negative impact on the price and market for bitcoin futures.

Bitcoin is used as a form of payment both directly and, more commonly, through an intermediary service which converts bitcoin payments into local currency. However, the adoption of bitcoin has been limited when compared with the increase in the price of bitcoin as determined by the digital asset trading venues. This may indicate that the majority of bitcoin’s use continues to be for investment and speculative purposes. The continued adoption of bitcoin will require growth in its usage as a means of payment and in the Bitcoin Blockchain for various applications.

A lack of expansion or a reduction in usage of bitcoin and the Bitcoin Blockchain could adversely affect the digital asset trading venues. This, in turn, may have a negative impact on the market for bitcoin. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage, or the market for bitcoin futures, will continue to grow over the long-term. A contraction in the use of bitcoin may result in a lack of liquidity in the digital asset trading venues, increased volatility in or a reduction to the price of bitcoin, and other negative consequences. This, in turn, could exacerbate any lack of liquidity in the market for bitcoin futures, cause increased volatility in, or a reduction to the price, of bitcoin futures and other negative consequences. Each of these events could increase volatility that would adversely impact the value of an investment in a Fund.

A new competing digital asset may pose a challenge to bitcoin’s current market dominance, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price and market for bitcoin.

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The Bitcoin Network and bitcoin, as an asset, currently hold a “first-to-market” advantage over other digital assets. This first-to-market advantage has resulted in the Bitcoin Network evolving into the most well-developed network of any digital asset. The Bitcoin Network currently enjoys the largest user base of any digital asset and, more importantly, the largest combined mining power in use to secure the Bitcoin Blockchain. Having a large mining network enhances user confidence regarding the security of the Bitcoin Blockchain and long-term stability of the Bitcoin Network. However, the large mining network also increases the difficulty of solving for bitcoins, which at times may incentivize miners to mine other digital assets. It is possible that real or perceived shortcomings in the Bitcoin Network, technological, regulatory or other developments could result in a decline in popularity and acceptance of bitcoin and the Bitcoin Network.

It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin, and as a result, an investment in the Fund.

It is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. In particular, digital assets “Ethereum”, “Ripple” and “Stellar” have acquired a substantial share of the digital asset market in recent years, which may be in part due to perceived institutional backing, demand for unique or additional usecases, and/or demand for potentially advantageous features not incorporated into the Bitcoin Network and bitcoin. Additionally, growth in market share for other digital assets may be in part due to demand for consensus mechanisms and scalability different from the Bitcoin Network and bitcoin. Such demand may exceed demand for the Bitcoin Network and bitcoin. There are other digital assets, or alt-coins, gaining momentum as the price of the bitcoin continues to rise and investors see the cheaper digital assets as attractive alternatives. Additionally, the continued rise of alt-coins could lead to a reduction in demand for bitcoin, which could have a negative impact on the price and market for bitcoin and the digital asset trading venues.

Regulatory initiatives by governments and uniform law proposals by academics and participants in the bitcoin economy may impact the use of bitcoin or the operation of the Bitcoin Network in a manner that adversely affects bitcoin futures.

As bitcoin and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments and self-regulatory agencies have begun to examine the operations of bitcoin, cryptocurrencies and other digital assets, the Bitcoin Network, bitcoin users, and the digital asset trading venues. Regulation of digital assets, like bitcoin, and initial coin offerings (“ICOs”) in the U.S. and foreign jurisdictions could restrict the use of bitcoin or impose other requirements that may adversely impact the liquidity and price of bitcoin, the demand for bitcoin, the operations of the digital asset trading venues and the performance of the bitcoin futures. If the digital asset trading venues become subject to onerous regulations, among other things, trading in bitcoin may be concentrated in a smaller number of crypto asset trading platforms, which may materially impact the price, volatility and trading volumes of bitcoin. Additionally, the digital asset trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”) and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade bitcoin (which may materially impact price, volatility or trading of bitcoin more generally). Each of these events could have a negative impact on the price of bitcoin futures and increase volatility.

The regulation of bitcoin, digital assets and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on consumer adoption and the market value of bitcoin. Conversely, the resolution of these conflicts may result in the rapid expansion of the bitcoin economy and consumer adoption. There is a possibility of future regulatory change altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of the Fund to continue to operate.

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Additionally, to the extent that bitcoin itself is determined to be a security, commodity future or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, bitcoin trading or ownership in bitcoin, the bitcoin futures may be adversely affected, which may have an adverse effect on the value of your investment in a Fund. In sum, bitcoin regulation takes many different forms and will, therefore, impact bitcoin and its usage in a variety of manners.

The Bitcoin Network is currently maintained by the Bitcoin Core and no single entity owns the Bitcoin Network. However, with the growing adoption of bitcoin and the significant increase in speculative activity surrounding bitcoin and digital assets, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Bitcoin Network or applications built upon the Bitcoin Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s or the Bitcoin Blockchain’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect the price of bitcoin and adversely affect the bitcoin futures. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin, which could adversely affect the value of the bitcoin futures.

An interruption in Internet service or a limitation of Internet access could impact the functionality of the Bitcoin Network.

The Bitcoin Network’s functionality relies on the Internet. A broadly accepted and widely adopted decentralized network is necessary for a fully-functional blockchain network, such as the Bitcoin Network. Features of the Bitcoin Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, are essential to preserve the stability of the network and decrease the risk of fraud or cyber-attacks. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin Network, the price of bitcoin and bitcoin futures.

Futures Contracts

Futures in General. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of a Fund’s loss from an unhedged short position in futures contracts is potentially unlimited, and investors may lose the amount that they invested plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

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All of a Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures. All futures entered into by a Fund will be cleared by a clearing house that is regulated by the CFTC. A Fund’s FCM may limit a Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect a Fund’s performance and its ability to achieve its investment objective.

In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Futures Margin Requirements. Upon entering into a futures contract, a Fund will be required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the contract’s value (these amounts are subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. A party to a futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to futures is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to customer futures positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for futures positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. If an FCM does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.

Correlation Risk. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although a Fund intends to buy or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, a Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

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Speculative Position Limits and Accountability Levels. The CFTC and domestic exchanges have established speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor may be aggregated for this purpose. Although it is possible that the trading decisions of the Advisor may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits, the Advisor believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy.

In addition the domestic exchanges have established accountability levels (“accountability levels”) on futures contracts traded on U.S.-based Futures exchanges. The accountability levels establish a threshold above which the exchange may exercise greater scrutiny and control over a Fund’s positions.

If a Fund were to reach its position limits and position accountability levels on bitcoin or ether futures contracts, or if the Advisor believes it is reasonably likely to do so, the Advisor intends to take such action as it believes appropriate and in the best interest of a Fund in light of the totality of the circumstances at such time. In such instances, a Fund reserves the right to invest in U.S. listed equity securities whose performance the Advisor believes may correspond, or be closely related, to the performance of bitcoin, ether, bitcoin futures contracts, or ether futures contracts, such as equity securities of companies involved in the digital asset industry. Each Fund may also consider investing any cash on hand due to position limits or accountability levels in money market instruments. Each Fund also may, after consultation with the Staff of the SEC, consider investing in U.S. listed futures contracts on digital assets other than bitcoin or ether or in other crypto-related instruments whose performance the Advisor believes may correspond to the performance of bitcoin, bitcoin futures, ether or ether futures contracts, such as exchange traded notes and funds, privately offered funds, or swaps on an ether reference rate. Each Fund would not invest in these other instruments if doing so would be inconsistent with applicable law or regulation or the then-stated position of the SEC or its staff. In addition, the Advisor might recommend to the Board that a Fund convert to an open-end or closed-end fund structure or other pooled investment vehicle that invests directly in spot bitcoin and spot ether.

Swaps

Each Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to an underlying stock in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

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Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In recent years, regulators across the globe, including the U.S. Commodity Futures Trading Commission (“CFTC”) and the U.S. banking regulators, have adopted collateral requirements applicable to uncleared swaps. While a Fund is not directly subject to these requirements, where a Fund’s counterparty is subject to the requirements, uncleared swaps between a Fund and that counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of collateral, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless a Fund is in default on its obligations to the swap counterparty.

In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any variation margin noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). Effective September 1, 2022, the initial margin rules will apply to the swap trading relationships of Funds with average aggregate notional amounts that exceed $8 billion. These rules may impose significant costs on a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect the Advisor’s ability to manage a Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to a Fund’s investors.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing collateral requirements on Swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination. During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by a Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to a Fund may not be sufficient to cover all the amounts due to a Fund and the Fund may sustain a loss. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

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Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s futures commission merchant (“FCM”), which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) initial margin. The initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional collateral above the amount required by the central counterparty. During the term of the swap agreement, an additional collateral amount may also be required to be paid by a Fund or may be received by a Fund in accordance with collateral controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional amounts to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the collateral amount, the collateral amount is paid to the FCM along with any loss in excess of the collateral amount. If a Fund has a loss of less than the collateral amount, the excess collateral is returned to a Fund. If a Fund has a gain, the full collateral amount and the amount of the gain is paid to a Fund.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher collateral requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

Borrowing

While the Funds do not intend to borrow for investment purposes, the Funds reserve the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Funds’ investment objective would be furthered.

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The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber or banking crises.

All countries are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

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When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, public health, cyber, or economic developments than securities of larger-capitalization companies. The securities of small- and mid- capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

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Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Exchange-Traded Funds

Exchange-Traded Funds (“ETFs”) are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable to the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

The Funds may use ETFs to help replicate their respective indexes. By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sectors; or market ETFs that invest in debt securities from a select sector of the economy (e.g., Treasury securities) a single industry or related industries; other types of ETFs continue to be developed and the Funds may invest in them to the extent consistent with their investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs.

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index-based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.

Unless permitted by the 1940 Act or an order or rule issued by Securities and Exchange Commission (the “SEC”), (see “Investment Companies” below for more information), the Funds’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Fixed Income Securities

The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.

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Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the short relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.

Fixed-Income Securities Ratings. Nationally recognized statistical rating organizations (together, rating agency) publish ratings based upon their assessment of the relative creditworthiness of rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. The SEC has also adopted rules to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s investment process.

Prepayment risk occurs when a fixed-income investment held by a Fund may be repaid in whole or in part prior to its maturity. The amount of prepayable obligations a Fund invests in from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may repay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases a relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than short-term investments, maturity extension risk could increase the volatility of a Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.

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Non-U.S. Securities

The Funds may invest in non-U.S. securities. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to political, social, or economic instability. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political, social, or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Because foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Funds. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Funds’ ability to repatriate investment income or capital and thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

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Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets. To the extent each Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent each Fund invests in GDRs, such GDRs will be listed on a foreign exchange.

The Funds will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, the Funds may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

Illiquid Investments

Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. The Funds may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Funds on an ongoing basis. In the event that more than 15% of its net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board of Trustees of the Trust (the “Board”) and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

Investment Companies

The Funds may invest in the securities of other investment companies, including ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. These limitations do not apply to money market funds subject to certain conditions.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

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Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder. The SEC adopted Rule 12d1-4 under the 1940 Act to create a regulatory framework for funds’ investments in other funds. Rule 12d1-4 allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund.

Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions.

Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds. In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds.

Derivatives

The Funds will invest in derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.

Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s adviser will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s adviser(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.

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Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.

For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, as amended, treats derivatives as senior securities, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

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Options

The Funds may at times invest in options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded, centrally cleared options, credit risk is mutualized through the involvement of the applicable clearing house.

The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

If a trading market, in particular options, were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

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Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments or in money market mutual funds on an ongoing basis to provide liquidity or for other reasons. The instruments in which each Fund or money market mutual fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code.

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code, and to relieve a Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

Other Short-Term Instruments

In addition to repurchase agreements, a Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements

Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

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Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed- upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by a Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so.

The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited. The new clearing requirements could make it more difficult for a Fund to execute certain investment strategies.

In addition, as discussed above, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). Pursuant to the rule, whenever a Fund enters into a reverse repurchase agreement, it will either: (i) be consistent with Section 18 of the Act and maintain asset coverage of at least 300% of the value of the repurchase agreement; or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the value-at-risk-based limit on leverage risk.

U.S. Government Securities

A Fund may invest in U.S. government securities to the extent consistent with its investment objective and strategies. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities in which the fund may invest, such as those issued by Fannie Mae and Freddie Mac may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities held by the fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

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As agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).

To the extent a Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, there is a possibility that such guarantee may be discontinued or modified at a later date.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn and is expected to grow even greater as a result of efforts to support the U.S. economy during the COVID-19 pandemic beginning in 2020. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. Increased government spending in response to COVID-19 can cause the national debt to rise higher, which could heighten these associated risks.

Short Sales

A Fund may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

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The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on new or increases in short sales of certain securities, including short positions on such securities acquired through swaps, in response to market events. Bans on short selling and such short positions may make it impossible for a Fund to execute certain investment strategies and a Fund may be unable to execute its investment strategies as a result. The SEC has also adopted new rules that require investment managers to file monthly confidential reports with the SEC regarding equity short sales and related activity. Under the new rules, the SEC will publicly disclose aggregated short position information on a monthly basis. In addition, other non-U.S. jurisdictions (such as the EU and the UK) where the Fund may trade have reporting requirements. If the Fund’s short positions or its strategy become generally known, it could have a significant effect on the Investment Adviser’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit the Investment Adviser’s ability to access management and other personnel at certain companies where the Investment Adviser seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy.

Securities With Equity And Debt Characteristics

The Funds may invest in certain securities that have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock. Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities. A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party. The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to

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receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities. Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities. A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties. Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Future Developments

The Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

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INVESTMENT LIMITATIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that each Fund will concentrate in the industry to which its Underlying Stock is assigned. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

5.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restriction, which may be changed without a shareholder vote.

1.	Each Fund will not invest in illiquid investments if, as a result of such investment, more than 15% of its net assets would be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

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PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Funds’ security holdings. On each Business Day (as defined in the Purchase and Redemption of Shares in Creation Units section of this SAI), prior to the opening of regular trading on a Fund’s primary listing exchange, the Fund discloses on its website (https://leverageshares.com/us/.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.

In addition, certain information may also be made available to certain parties:

1.	COMMUNICATIONS OF DATA FILES

Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e., Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and / or posted on the Funds’ website after the close of markets in the U.S.

2.	COMMUNICATIONS WITH AUTHORIZED PARTICIPANTS AND LIQUIDITY PROVIDERS

Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.

3.	THE ADVISER

The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.

4.	COMMUNICATIONS WITH LISTING EXCHANGES

From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.

5.	COMMUNICATION OF OTHER INFORMATION

Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

6.	THIRD-PARTY SERVICE PROVIDERS

Certain portfolio holdings information may be disclosed to the Independent Trustees and their counsel, outside counsel for the Trust, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

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7.	THE FUND FILES

Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than 10 calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than 60 calendar days after the end of the applicable quarter.

No consideration may be received by a Fund, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Trust’s Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by a Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

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Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Trust’s administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, in an attempt to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and provide risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board and Officers of the Trust. There are 4 members of the Board of Trustees (each, a “Trustee”), three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Sanjay R. Bharwani, an Independent Trustee, serves as Chairman of the Board. The Board of Trustees is comprised of a super-majority (75 percent) of Independent Trustees. The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Corporate Governance Committee. Each Committee is chaired by an Independent Trustee and composed of only Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Audit Committee is comprised of all of the Independent Trustees. The function of the Audit Committee is to review the scope and results of the annual audit of the Funds and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ financial reporting. The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds, and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm. During the fiscal year ended October 31, 2024, the Audit Committee met four times. Neil Fleming is the Chair of the Audit Committee.

The Nominating and Corporate Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee will generally not consider potential candidates for nomination identified by shareholders. The Committee meets on an as needed basis. During the upcoming year the Nominating Committee is not expected to meet. Tracy N. Packwood is the Chair of the Nominating and Corporate Governance Committee.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Themes Management Company, LLC, 34 East Putnam Avenue, Suite 112, Greenwich, Connecticut 06830.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Jose C. Gonzalez Year of Birth: 1976	Trustee and President	Indefinite; Since Inception	Co-founder and CEO of the Adviser since 2023. Co-founder and CEO of Leverage Shares (a provider of exchange-traded products in Europe) from July 2018 to present; Founder and CEO of FlexFunds (a provider of administration services for exchange traded products) from 2020 to present; Co-founder and Director of Global X Management Company (a provider of exchange traded funds) from 2008 to 2018; Founder and CEO of GWM Group Inc. (a broker dealer) from 2006 to 2020; Founder and CEO and a Director of GWM Ltd. (a broker dealer) from 2015 to present.	38	N/A
Independent Trustees
Sanjay R. Bharwani Year of Birth: 1974	Trustee; Chairman of the Board	Indefinite; Since Inception	Founder and CEO of Radient LLC (an AI driven fund intelligence and analytics platform) from 2022 to present; Managing Director, Ernst & Young (public accounting and consulting) from 2019 to 2022; Founder and CEO of Risk Advisors Inc. (a risk management and technology consultancy) from 2012 to 2019.	38	Independent Trustee, Global X Funds Trust from 2008 to 2019
Neil Fleming Year of Birth: 1967	Trustee	Indefinite; Since Inception	Sole Director and Shareholder of Boru Capital Limited (a corporate services provider to Special Purpose Vehicles (“SPVs”)) since 2015.	38	N/A
Tracy N. Packwood Year of Birth: 1967	Trustee	Indefinite; Since Inception	Managing Director, Cohort Limited (a provider of corporate management, Bermuda Stock Exchange listing and consultancy services) since 2012.	38	N/A

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Individual Trustee Qualifications

The Trust has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountant; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. In addition, the following specific experience, qualifications, attributes and skills apply to the Trustees:

Mr. Bharwani has experience as a founder and CEO of Radient LLC, a fund intelligence and analytics platform, and Risk Advisors Inc., a risk management and technology consultancy. He also served as Managing Director of Ernst & Young from 2019 to 2022 where he led the data and analytics consulting practice for the asset management industry. Mr. Bharwani has eleven years’ previous experience as an independent trustee, and Board and committee chair, of Global X Funds Trust, a registered investment company.

Mr. Fleming trained as a Chartered Accountant in Ireland with Grant Thornton and has experience as a chief financial officer. He previously served an executive director of the financial services outsourcing and corporate services business (with responsibility for Finance (CFO), Operations (COO), Treasury Services and Compliance) for one of Ireland’s largest banks. Mr. Fleming has held regulator approved positions in Ireland (“Central Bank”) and Luxembourg (“CSSF”) and is a member of the Association of Corporate Treasurers (UK), the Institute of Directors, the Institute of Bankers and an Accredited Fund Professional. He currently is a Director and sole owner of a corporate services provider to SPVs and serves as a non-executive director of various boards in the financial services and global treasury arena.

Mr. Gonzalez has experience as a founder and CEO of multiple companies. He has been the CEO and co-founder of Leverage Shares (a provider of exchange-traded products in Europe) since July 2018 and established the Adviser in March 2023. Mr. Gonzalez previously co-founded Global X, a leading provider of exchange-traded funds, where he served as a director from September 2008 to July 2018. Additionally, he is the founder and CEO and a director of GWM Ltd, a broker-dealer based in Bermuda, and Flexfunds, a U.S.-based fund accounting and administration business. He also founded GWM Group Inc. in 2006 and was its CEO until 2020.

Ms. Packwood is a Chartered Accountant with 25 years of experience in the international investment management and financial services industry, including senior level finance, administration, accounting and general management experience. She is also an experienced non-executive director having served on the Boards of private companies, publicly listed companies (Bermuda Stock Exchange and Canadian Stock Exchange), non-profit organizations, and Bermuda Investment Funds. Ms. Packwood is currently responsible for the operations of and client services provided by Cohort Limited which provides corporate management, Bermuda Stock Exchange listing and consultancy services to local Bermuda companies, offshore companies, and funds.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any Trustee or on the Board by reason thereof.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Themes Management Company LLC, 34 East Putnam Avenue, Suite 112, Greenwich, CT 06830.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Tracy Gilvarry Grant Year of Birth:1978	Secretary	Indefinite; Since Inception	General Counsel and co-founder of the Adviser and Leverage Shares.
Dobromir Kamburov Year of Birth: 1985	Treasurer	Indefinite; Since Inception	Chief Operating Officer and co-founder of the Adviser and Leverage Shares.

Fund Shares Owned by Board Members. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

As of the date of this SAI, no Trustee owned shares of the Funds.

Board Compensation. Independent Trustees are paid by the Adviser from the unified management fee paid to the Adviser and not by the Funds. The Trust has no pension or retirement plan. No officer, director or employee of the Adviser receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation expected to be earned by each Trustee for the Funds’ fiscal year ended October 31, 2024. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Jose C. Gonzalez	N/A	N/A
Independent Trustees
Sanjay R. Bharwani	$32,250	$32,250
Neil Fleming	$32,250	$32,250
Tracy N. Packwood	$32,250	$32,250

Control Persons and Principal Holders of Securities. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of the date of this SAI, no shareholder owned shares of the Funds. The Adviser will serve as the seed investor for the Trust.

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INVESTMENT ADVISER

Themes Management Company, LLC serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware limited liability company located at 34 East Putnam Avenue, Suite 112, Greenwich, Connecticut 06830. The Adviser is a wholly-owned subsidiary of Themes Holding Company and is controlled by Jose Gonzalez, who is the majority owner of Themes Holding Company.

Pursuant to the Investment Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as follows:

Name of Fund	Management Fee
Leverage Shares 2x Capped Accelerated APP Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BBAI Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BLSH Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BMNR Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated BULL Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated CRCL Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated CRWV Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated FIG Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated GEMI Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated HIMS Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated HOOD Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated LLY Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated QBTS Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated RGTI Monthly ETF	[0.__]%
Leverage Shares 2x Capped Accelerated SBET Monthly ETF	[0.__]%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses, if any.

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund Shares, and otherwise currently pays all distribution costs for Fund Shares.

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The Investment Advisory Agreement, with respect to the Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Funds, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Funds is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event Shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

As of the date of this SAI, no management fees have been paid by the Funds to the Adviser.

Portfolio Managers. Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of each Fund and has served as portfolio manager since each Fund’s inception.

The following table shows the number of other accounts managed by the portfolio manager (“Other Accounts”) and the reporting information is provided as of July 31, 2025:

The following information is applicable to Calvin Tsang:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	38	$413.9	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

The following information is applicable to Dingxun (Kevin) Shao:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	38	$413.9	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

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The following information is applicable to Paul Bartkowiak:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	38	$413.9	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of the portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, none of the portfolio managers owned any shares of the Funds.

Portfolio Manager Compensation. Messrs. Tsang, Shao and Bartkowiak each receive a fixed salary from the Adviser and a discretionary bonus not tied to the performance of any Fund.

Description of Material Conflicts of Interest. A potential conflict of interest could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby such portfolio manager could use this information to the advantage of Other Accounts and to the disadvantage of a Fund. Another potential conflict of interest may arise as a result of a portfolio manager’s management of a Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over a Fund. This conflict of interest may be exacerbated to the extent that the Adviser or a portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts (some of which may receive a base and incentive fee) than from a Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the portfolio manager does not receive greater compensation for his management of the Other Accounts than he receives for managing the Funds. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions.

Codes of Ethics. The Trust, the Adviser, and the Distributor (as defined under “The Distributor”) have each adopted a code of ethics, including an insider trading policy, pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisors Act of 1940, as applicable, which permits personnel subject to the code of ethics to invest in securities, including securities that may be purchased or held by the Funds. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC at the SEC’s website at http://www.sec.gov.

Proxy Voting Policy. The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with a Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Trust and the Adviser have adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) which are attached to this SAI as Appendix A.

When available, information on how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling 1-866-5Themes (1-866-584-3637) and (2) on the SEC’s website at www.sec.gov.

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The Administrator AND Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Administrator”), serves as administrator and transfer agent for the Trust. Fund Administrator’s principal address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement, a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Administrator, Fund Administrator provides the Trust with administrative and management services (other than investment advisory services), transfer and dividend disbursing agency services, and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays the Fund Administrator a fee based on each Fund’s average daily net assets, subject to a minimum annual fee.

As of the date of this SAI, the Fund Administrator has not received any fees from the Adviser for its services to the Funds.

THE CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of each Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolio. Pursuant to the ETF Custody Agreement, the custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

THE DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”), is the principal underwriter for the Trust and distributes the Shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust. For the Funds, a Creation Unit is generally comprised of 10,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on sixty (60) days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on sixty (60) days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of the Funds’ assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of the Funds.

Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its Shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including APs with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain APs for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

LEGAL COUNSEL

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[       ], serves as the independent registered public accounting firm for the Funds.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are affected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Fund Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee,” a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the changes to a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available commission in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

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A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. As of the date of this SAI, the Funds have not paid brokerage commissions to any registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. As of the date of this SAI, the Funds did not own securities of its regular brokers or dealers.

The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund. As of the date of this SAI, the Funds did not have any such transactions or related commissions paid for research services.

Brokerage Commissions. Since the Funds are new no brokerage commissions were paid by the Funds as of the date of this SAI.

Directed Brokerage. As of the date of this SAI, the Funds have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. Since the Funds are new no portfolio turnover information is available. High portfolio turnover levels - those in excess of 100% - can lead to additional transaction costs and possible tax consequences.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of funds and Shares of each Fund. Each Share of each Fund represents an equal proportionate interest in any given Fund with any given Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable.

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Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

As described further in the Declaration of Trust, no person, other than a Trustee, who is not a Shareholder of a particular Series (or class) shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Trust with respect to such Series (or class). No Shareholder of a Series or (or class) may maintain a derivative action on behalf of the Trust with respect to such Series (or class) unless holders of a least ten percent (10%) of the outstanding Shares of such Series (or class) join in the bringing of such action; except that this provision will not apply to claims brought under the U.S. federal securities laws. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Series (or class) only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action (except that the provision allowing the Trustees to require an undertaking by the Shareholders to reimburse the Trust for the expense of any such advisors will not apply to claims brought under the U.S. federal securities laws).

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the Shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation, which is owned by its member firms, including international broker dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent provided by law and in the manner provided in the By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

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PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of a Fund’s Shares is calculated each Business Day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time on each day that the New York Stock Exchange is open. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the New York Stock Exchange and Trust are open for business.

Fund Deposits. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposits (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposits are subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund. However, there will be no intraday changes to Deposit Securities or Deposit Cash except to correct errors in the published list.

The Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, the Clearing Process (discussed below), the Federal Reserve System for U.S. Treasury Securities (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

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On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to deposit an amount of cash (that is a “cash in lieu” amount) to replace any Deposit Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit a “cash in lieu” to replace any Deposit Security which may not be available in sufficient quantity or which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (“custom orders”). The Trust may in its discretion require an Authorized Participant to purchase Creation Units of the Fund in cash, rather than in-kind. On a given Business Day, the Trust may announce before the open of trading that all purchases of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a purchase order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that purchase to be made entirely in cash.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of such Funds is received and accepted is referred to as the “Order Placement Date.”

The order cut-off time for orders to purchase Creation Units for each Fund is expected to be 4:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form.

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day, as designated in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Funds is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.

The order shall be deemed to be received on the Order Placement Date provided that the order is placed in proper form prior to the applicable cut-off time and the Deposit Cash, as applicable, and the Cash Component in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or Deposit Cash, as applicable, and the Cash Component in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting there from. Notwithstanding the foregoing, the Trust may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub- custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below. A Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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Name of Fund	Fixed Creation Transaction Fee
Leverage Shares 2x Capped Accelerated APP Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BBAI Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BLSH Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BMNR Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BULL Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated CRCL Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated CRWV Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated FIG Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated GEMI Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated HIMS Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated HOOD Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated LLY Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated QBTS Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated RGTI Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated SBET Monthly ETF	$[___]

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

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Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. Redemption requests must be placed by or through an Authorized Participant. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below. A Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Redemption Transaction Fee
Leverage Shares 2x Capped Accelerated APP Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BBAI Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BLSH Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BMNR Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated BULL Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated CRCL Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated CRWV Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated FIG Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated GEMI Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated HIMS Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated HOOD Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated LLY Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated QBTS Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated RGTI Monthly ETF	$[___]
Leverage Shares 2x Capped Accelerated SBET Monthly ETF	$[___]

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In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units of each Fund must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker- dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, each Fund reserves the right to settle redemption transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle redemption transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances consistent with applicable law.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. The Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

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In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their Shares of the Funds, or to purchase or sell Shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed or notification of orders to be received prior to the trade date, as described in the Participant Agreement or the applicable order form, to receive the trade date’s net asset value. Orders to purchase Shares of the Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NAV

Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. With respect to the Funds, dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Funds reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

TAXES

The following is a summary of certain additional material tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable U.S. Treasury Regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders and that such Shares are held as capital assets.

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A U.S. shareholder is a beneficial owner of Shares of a Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.

A “Non-U.S. investor” is a beneficial owner of Shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding the Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.

The description below is for general information only and is not tax advice. All investors should consult their own tax advisors as to the U.S. federal, state, local and foreign tax provisions applicable to them.

Taxation

Each Fund is treated as a separate corporation for U.S. federal income tax purposes. Losses in a Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.

Each Fund has elected and intends to qualify each year as a RIC under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

To qualify for treatment as a RIC, a Fund must satisfy the following requirements:

●	Distribution Requirement — a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by a Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement — a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions – Investments in Partnerships and QPTPs” below.

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●	Asset Diversification Test — a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (i) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (ii) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

If a Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Similarly, if a Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure if: (i) it files with the U.S. Treasury Department a description of each asset that caused it to fail the Asset Diversification Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the Fund equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of Asset Diversification Test failure by the assets that caused the Fund to fail the Asset Diversification Test.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for U.S. federal income and/or excise tax. If, as a result of such adjustment, the applicable Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a RIC the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular U.S. federal corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such a course of action to be beneficial to shareholders.

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To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Portfolio Turnover/Mark-to-Market. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate and the fact that U.S. exchange-traded futures are annually marked-to-market for tax purposes may result in higher taxes. A fund with a high turnover rate is likely to accelerate the recognition of income. Any such higher taxes would reduce a Fund’s after-tax performance. See “Taxation of Fund Distributions - Distributions of Capital Gain” below. For non-U.S. investors, any such acceleration of the recognition of capital gains being recognized by a Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest Related Dividends” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. A Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of Capital Gain” below). A “qualified late year loss” includes:

(1)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(2)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

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The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest U.S. federal corporate tax rate (currently 21%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

U.S. Federal Excise Tax. To avoid a 4% non-deductible U.S. federal excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, a Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for U.S. federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay the U.S. federal excise tax.

Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of a Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

This section applies to U.S. shareholders.

Each Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). A Fund will send you information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

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Distributions of Net Investment Income. A Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of a Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs through 2025. Treasury regulations allow a RIC to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the Fund that have received taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Distributions of Capital Gain. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its Shares; any excess will be treated as gain from the sale of its Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by a Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. A Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

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Medicare Tax. A 3.8% U.S. federal Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (i) the shareholder’s net investment income or (ii) the amount by which the shareholder’s modified adjusted gross income exceeds certain thresholds based on filing status. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder. Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT that realizes any UBTI for a taxable year, must pay an excise tax 58annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then a Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisor concerning the consequences of investing in the Fund.

Sales and Redemption of Shares

This section applies to U.S. shareholders.

Sales and redemptions (including redemptions in kind) of Shares are taxable transactions for U.S. federal and state income tax purposes. If you redeem your Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might not be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it would had it redeemed Creation Units in-kind.

Tax Basis Information. Each Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. If you hold your Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Each Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the Shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.

The highest cost method does not consider the length of time you held your Shares. If your Shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.

When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Shares will be disallowed to the extent that you buy other Shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those Shares.

Reportable Transactions. Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of certain threshold amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.

If you invest in a Fund through an IRA or other retirement plan, you should consult with your own tax advisor on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.

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Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to each Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses.

A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) and certain other investments, to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary versus capital or short-term versus long-term), accelerate recognition of income to the Fund and defer Fund losses. These provisions also (i) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) including Bitcoin Futures or Ether Futures purchased on U.S. exchanges and (ii) may cause a Fund to recognize income without receiving the corresponding amount cash.

Bitcoin or Ether Transactions. A Fund’s use of bitcoin or ether can be limited by the Fund’s intention to qualify as a RIC and can bear on the Fund’s ability to so qualify. Income and gains from digital assets and digital asset-linked derivatives may not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

If a Fund invests in bitcoin or ether through a pooled investment vehicle there may be certain circumstances in which the Fund may recognize and be required to distribute income without a corresponding receipt of cash (for example in the event a hard fork occurs or upon the receipt of staking rewards). Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero-coupon security or payment in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.

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Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a qualified publicly traded partnership (“QPTP”) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to a Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of a Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (i) the interests in which are traded on an established securities market, (ii) that is treated as a partnership for U.S. federal income tax purposes, and (iii) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in a Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

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Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For U.S. federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for qualified dividend income nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the security. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in ETFs. To the extent a Fund invests in ETFs that are taxable as RICs under the Code, such ETFs must meet the “Income Requirement,” “Distribution Requirement,” or “Asset Diversification Test” (as defined above under the heading “Taxation of the Fund”) to qualify and remain eligible for the special tax treatment accorded to RICs. The income a Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the Income Requirement. If an ETF in which a Fund invests fails to qualify as a RIC, such ETF would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by an ETF could substantially reduce the net assets of a Fund and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of such investment, and would result in certain tax asset diversification limitations which would reduce the Fund’s investment in such ETF.

A Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. Each Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such nonqualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, a Fund would be subject to the rules described above.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.

Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by a Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% U.S. federal excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

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Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few U.S. Treasury Regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which generally would be taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. The key features of the straddle rules are as follows:

●	A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if a Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

●	A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position. Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

●	A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Code in order for a Fund to qualify as a RIC, including the Income Requirement and Asset Diversification Test applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

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In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by a Fund for U.S. federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of a Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions made by the Fund.

Short Sales. Each Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when a Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by a Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by a Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. A Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Constructive Sales. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.

Investments in REITs and REMICs. Each Fund may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

As discussed above, a Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Generally, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. Excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax.

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If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC earning excess inclusion income, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest corporate U.S. federal income tax rate. It is not expected that a substantial portion of a Fund’s assets will be residual interests in REMICs. Additionally, a Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Investments in Commodities. Each Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income a Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the Income Requirement (as defined above under the heading “Taxes”). A Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement. However, it is possible that such non-qualifying income will be more than anticipated which could cause a Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, such Fund would be subject to the rules described above.

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, a Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of the Income Requirement. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, Treasury Regulations, and/or guidance issued by the IRS, the income of a Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit a Fund’s use of such derivative instruments.

Backup Withholding

By law, a Fund may be required to backup withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,

●	certify that this number is correct,

●	certify that you are not subject to backup withholding, and

●	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must backup withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors This section applies to Non-U.S. investors. Non-U.S. investors may be subject to U.S. federal withholding and estate tax and are subject to special U.S. federal tax certification requirements. Non-U.S. investors should consult their own tax advisors about the applicability of U.S. federal tax withholding and the use of the appropriate forms to certify their status.

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In General. The United States imposes a flat 30% federal withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by a Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. federal withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by a Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax.

Short-Term Capital Gain Dividends and Interest-Related Dividends. Short-term capital gain dividends reported by a Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), generally are not subject to U.S. federal withholding tax. Similarly, dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources generally are not subject to U.S. federal withholding tax. “Qualified interest income” includes, in general, U.S. source (i) bank deposit interest, (ii) short-term original discount, (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (iv) any interest-related dividend from another RIC. Each Fund reserves the right to not report amounts of short-term capital gain dividends or interest-related dividends. Additionally, a Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by a Fund to Non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. federal withholding tax. Non-U.S. investors may be subject to U.S. federal withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a Non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations and require the filing of a nonresident U.S. federal income tax returns.

Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. federal tax on disposition of a U.S. real property interest (“USRPI”) as if they were U.S. persons. Such gain is sometimes referred to as FIRPTA gain. A Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s Non-U.S. investors.

The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHCs”). If a RIC is a qualified investment entity and the Non-U.S. investor owns more than 5% of a class of Shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the Non-U.S. investor is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. federal withholding tax at a rate of 15%, and requiring the Non-U.S. investor to file a nonresident U.S. income tax return. In addition, even if the Non-U.S. investor does not own more than 5% of a class of Shares, but a Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

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It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a Non-U.S. investor from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

U.S. Estate Tax. Transfers by gift of Shares by a Non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a Non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. federal estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to Non-U.S. investors both to avoid U.S. federal backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a Non-U.S. investor, you must provide an applicable Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, U.S. federal withholding as a resident of a country with which the United States has an income tax treaty. Certain payees and payments are exempt from U.S. federal backup withholding.

The tax consequences to a Non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. investors are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of FATCA may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by a Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by a Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Effect of Future Legislation or Administrative Changes; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. investors may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their own tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

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FINANCIAL STATEMENTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus. Financial statements and Annual Reports for a Fund will be available after the Fund has completed a fiscal period of operations. When available, you may request a copy of a Fund’s Annual or Semiannual Report at no charge by calling 1-866-5Themes (1-866-584-3637), or you may download the report at the Funds’ website at https://leverageshares.com/us/.com.

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APPENDIX A

The Trust and the Adviser have adopted the following guidelines with respect to proxy voting responsibilities for the Funds.

THEMES ETF TRUST

PROXY VOTING POLICY AND PROCEDURES

The Themes ETF Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Adviser

The Board believes that the investment adviser of each Fund (the “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund. The Adviser’s Proxy Voting Policies and Procedures are located in the Adviser’s Compliance Manual.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, the Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. The Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. The Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30th. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

THEMES MANAGEMENT COMPANY, LLC

PROXY VOTING POLICY AND PROCEDURES

In cases in which the client is a registered investment company under the Investment Company Act of 1940, and delegates proxy voting, Themes Management Company, LLC (“Themes”) will vote proxies pursuant to this policy.

Themes follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”). In providing proxy voting services to Themes, ISS provides vote recommendations on a pre-determined policy.

An investment adviser with the authority to vote client proxies must satisfy three general requirements:

●	Adopt and implement written proxy voting policies and procedures reasonably designed to ensure that adviser votes client securities proxies in the best interests of clients and address how conflicts of interest will be handled

●	Disclose its proxy voting policies and procedures to clients, furnish clients with a copy of the policies and procedures if they request it, and inform clients as to how they can obtain information from the adviser regarding the manner in which proxies on their securities were voted

●	Maintain records as evidence of compliance with these requirements Proxy voting records that must be maintained include:

-	Written policies and procedures

-	Proxy statements received for client securities

-	Records of proxy votes cast for clients’ securities, including any material supporting documentation relied upon in the process

-	Record of the disclosure to clients of the adviser’s policies and access to voting decisions, including client requests to view the adviser’s proxy policies or proxy voting record, and the adviser’s response

FORM N-PX – THE FUND

Funds must file Form N-PX with the Securities and Exchange Commission to report their proxy voting records for each twelve-month period, ending on June 30 of each year. The reports must be submitted not later than August 31 and are made publicly available. The CCO is responsible for ensuring that Themes maintains the information required to complete Form N-PX, as listed below:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The CUSIP number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

●	Whether the matter was proposed by the issuer or by a security holder;

●	Whether the fund cast its vote on the matter;

●	How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

●	Whether the fund cast its vote for or against management.

Themes is responsible for providing the respective proxy voting information related to the filing of the Form N-PX and will submit the information to the Trust upon request. The Trust’s administrator will submit the Form N-PX to the SEC on behalf of the Funds.

FIRM PROCEDURES

Themes believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.

The Investment Committee is charged with responsibility to ensure that Themes implements proxy voting policies and procedures that provide protection against conflicts of interest, adequate record-keeping and disclosures regarding the policies and procedures. It is the policy of Themes to vote client proxies in the best economic interests of the clients. Consistent with its fiduciary duty, Themes will strive to vote in a way that will cause the value of the issue to increase the most or decline the least. Themes will monitor corporate actions and consideration will be given to both the short and long-term implications of the proposal to be voted on when considering the optimal vote. Themes will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will take the place of this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

Absent specific voting guidelines by a client, Themes will generally vote proxies as follows:

●	Vote all proxies from a specific issuer the same way for each client

●	Routine corporate proposals such as approval of auditors and election of directors will be voted with management. Proposals involving corporate responsibility and social/political issues will be voted on a case-by-case basis.

●	Non-routine corporate proposals (i.e., restructuring efforts, name changes, mergers & acquisitions, stock options plans etc.) will be analyzed with the goal of maximizing shareholder value, but will mostly concur with management’s vote

●	Corporate governance proposals (i.e., golden parachutes, poison pills, limitations on officer and director liabilities, cumulative voting etc.) that cause board members to become entrenched or cause unequal voting rights will be voted against

The Investment Committee is responsible to ensure that records of Themes’ proxy voting policies and practices are retained including at minimum:

●	Proxy voting policy, including third party supplemental information if applicable (if service bureau is utilized)

●	Record of proxy votes cast

●	Record of disclosure(s) made to clients/investors regarding proxy voting

●	Record of any client/investor requesting the adviser’s proxy voting policies/record and evidence that responsive information was provided

PART C

OTHER INFORMATION

Item 28. Exhibits:

(a)	Articles of Incorporation

(1)	Amended Agreement and Declaration of Trust – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s registration statement filed on June 30, 2023 on Form N-1A.

(2)	Certificate of Trust of Themes ETF Trust – Incorporated herein by reference to the Registrant’s initial registration statement filed on May 5, 2023 on Form N-1A.

(b)	Bylaws of the Themes ETF Trust – Incorporated herein by reference to the Registrant’s initial registration statement filed on May 5, 2023 on Form N-1A.

(c)	Not applicable

(d)	Advisory Agreements

(1)	Investment Advisory Agreement between Themes ETF Trust and Themes Management Company, LLC dated November 3, 2023 – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	Amendment No. 1 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company, LLC dated November 3, 2023 – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(ii)	Amendment No. 2 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated March 14, 2024 – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(iii)	Amendment No. 3 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated August 13, 2025 – Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s registration statement filed on August 13, 2025 on Form N-1A.

(2)	Investment Advisory Agreement between Themes ETF Trust and Themes Management Company, LLC dated March 15, 2024 – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(e)	Distribution Agreement between Themes ETF Trust and ALPS Distributors, Inc. – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(f)	Not applicable

(g)	ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(1)	First Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(2)	Second Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(3)	Third Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(4)	Fourth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(5)	Fifth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(6)	Sixth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(7)	Seventh Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(8)	Eighth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(9)	Ninth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(10)	Tenth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(h)	Other Material Contracts.

(1)	Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	First Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(ii)	Second Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(iii)	Third Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(iv)	Fourth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(v)

Fifth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(vi)	Sixth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(vii)	Seventh Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(viii)	Eighth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(ix)	Ninth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(x)	Tenth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(2)	Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	First Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(ii)	Second Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(iii)	Third Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(iv)	Fourth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(v)

Fifth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(vi)	Sixth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(vii)	Seventh Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(viii)	Eighth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(ix)	Ninth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(x)	Tenth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(3)	ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	First Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(ii)	Second Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(iii)	Third Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(iv)	Fourth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(v)

Fifth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(vi)	Sixth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(vii)	Seventh Amendment to the ETF Fund Accounting Agreement Servicing between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(viii)	Eighth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(ix)	Ninth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(x)	Tenth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(4)	Index License Agreement between Themes Management Company, LLC and Solactive AG – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(5)	Master Index License Agreement between Themes Management Company, LLC and STOXX Ltd. – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(m)	Rule 12b-1 Plan – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(n)	Not applicable.

(o)	Reserved.

(p)	Code of Ethics

(1)	Code of Ethics of Themes ETF Trust – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(2)	Code of Ethics of Themes Management Company, LLC. – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(q)	Other

(1)	Powers of Attorney – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

Item 29. Persons Controlled By or Under Common Control with the Registrant:

None.

Item 30. Indemnification:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference the investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the investment adviser is included in Form ADV is incorporated herein by reference. The investment adviser’s SEC registration number is 801-128358.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, abrdn ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund), Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund), The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, DBX ETF Trust, Emerge ETF Trust, ETF Series Solutions, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, Investment Managers Series Trust II (AXS-Advised Funds), Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Manager Directed Portfolios (Spyglass Growth Fund), MassMutual Premier Funds, MassMutual Advantage Funds, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge VIII, Stone Ridge Residential Real Estate Income Fund I, Inc., Thrivent ETF Trust, USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund, X-Square Series Trust and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Themes Management Company, LLC 34 East Putnam Avenue, Suite 112 Greenwich, Connecticut 06830
Registrant’s Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203

Item 34. Management Services:

None.

Item 35. Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich and State of Connecticut on the 3rd day of September, 2025.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of September, 2025.

Signature	Title

/s/ Jose C. Gonzalez	Trustee and President
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer
Dobromir Kamburov	(Principal Financial Officer and Principal Accounting Officer)

Sanjay R. Bharwani*	Trustee
Sanjay R. Bharwani

Neil Fleming*	Trustee
Neil Fleming

Tracy N. Packwood*	Trustee
Tracy N. Packwood

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Attorney-In-Fact pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023